UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds – 18.4%
8,247	iShares® Core U.S. Aggregate Bond ETF	$914,097
1,018	SPDR® Barclays International Treasury Bond ETF(b)	56,743
692	Vanguard FTSE All World ex-U.S. Small-Cap ETF	64,619
1,775	Vanguard FTSE Developed Markets ETF	63,652
1,313	Vanguard FTSE Europe ETF	63,733
1,156	Vanguard FTSE Pacific ETF	63,892
10,796	Vanguard Intermediate-Term Corporate Bond ETF	938,496
4,508	Vanguard Mid-Cap ETF	546,505
931	Vanguard Total International Bond ETF	50,777
5,197	Vanguard Total Stock Market ETF	544,750
6,549	Vanguard Value ETF	539,572

	Total Exchange-Traded Funds (Identified Cost $3,792,545)	3,846,836

Principal Amount
Short-Term Investments – 81.3%

	Certificates of Deposit – 59.9%
$ 500,000	Banco Del Estado de Chile (NY), 0.370%, 4/01/2016	500,001
900,000	Westpac Banking Corp. (NY), 0.520%, 4/01/2016	900,006
800,000	Credit Agricole Corporate & Investment Bank, 0.320%, 4/05/2016	799,990
850,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.390%, 4/07/2016	850,002
800,000	Abbey National Treasury Services PLC (CT), 0.640%, 4/26/2016	800,142
800,000	Svenska Handelsbanken (NY), 0.555%, 4/27/2016	800,098
600,000	Landesbank Hessen (NY), 0.450%, 5/02/2016	600,050
500,000	Dexia Credit Local, 0.621%, 5/02/2016 (c)	500,085
800,000	Swedbank (NY), 0.540%, 5/05/2016	800,130
800,000	Toronto Dominion Bank, 0.480%, 5/19/2016	800,044
800,000	Credit Industriel et Commercial (NY), 0.650%, 6/01/2016	800,282
900,000	Bank of Montreal (IL), 0.741%, 6/07/2016 (c)	900,395
800,000	Sumitomo Mitsui Trust Bank (NY), 0.620%, 6/09/2016	800,144
900,000	Sumitomo Mitsui Bank (NY), 0.833%, 6/27/2016 (c)	900,628
500,000	National Australia Bank, 0.800%, 8/02/2016	500,451
500,000	Skandinaviska Enskilda Bank AB (NY), 0.730%, 8/15/2016	500,063

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$ 800,000	Wells Fargo Bank, National Association, 0.830%, 8/19/2016	$800,169

		12,552,680

	Commercial Paper – 8.3%
850,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.400%, 4/14/2016 (d)	849,858
900,000	JPMorgan Securities LLC, 0.788%, 7/12/2016 (c)	900,526

		1,750,384

	Time Deposits – 7.4%
650,000	Canadian Imperial Bank of Commerce, 0.230%, 4/01/2016	650,000
900,000	National Bank of Kuwait, 0.280%, 4/01/2016 (c)	900,000

		1,550,000

	Other Notes – 3.8%
800,000	Bank of America N.A., 0.670%, 7/06/2016 (c)	800,318

	Treasuries – 1.9%
400,000	U.S. Treasury Bills, 0.445%, 5/19/2016(d)(e)	399,930

	Total Short-Term Investments (Identified Cost $17,049,970)	17,053,312

	Total Investments – 99.7% (Identified Cost $20,842,515)(a)	20,900,148
	Other assets less liabilities – 0.3%	59,142

	Net Assets – 100.0%	$20,959,290

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $20,842,515 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$69,131
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,498)

Net unrealized appreciation	$57,633

At December 31, 2015, the Fund had a short-term capital loss carryforward of $187,294 with no expiration date and a long-term capital loss carryforward of $59,240 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for potential derivative contracts.

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,846,836	$—	$—	$3,846,836
Short-Term Investments*	—	17,053,312	—	17,053,312

Total	$3,846,836	$17,053,312	$—	$20,900,148

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Investment Summary at March 31, 2016 (Unaudited)

Certificates of Deposit	59.9%
Exchange-Traded Funds	18.4
Commercial Paper	8.3
Time Deposits	7.4
Other Notes	3.8
Treasuries	1.9

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 98.1% of Net Assets

	Certificates of Deposit – 75.7%
$ 41,000,000	Banco Del Estado de Chile (NY), 0.370%, 4/01/2016	$41,000,082
100,000,000	Bank of Nova Scotia (TX), 0.619%, 4/01/2016(b)	100,000,000
60,000,000	Abbey National Treasury Services PLC (CT), 0.620%, 4/01/2016	60,000,540
50,000,000	Toronto Dominion Bank, 0.400%, 4/04/2016	50,000,300
145,000,000	Credit Agricole Corporate & Investment Bank, 0.320%, 4/05/2016	144,998,260
50,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.480%, 4/05/2016	50,000,750
140,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.390%, 4/07/2016	140,000,280
125,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.480%, 4/07/2016	125,002,625
75,000,000	Mizuho Bank Ltd. (NY), 0.660%, 4/18/2016	75,011,775
40,200,000	Abbey National Treasury Services PLC (CT), 0.640%, 4/26/2016	40,207,115
40,000,000	DNB Bank ASA, 0.520%, 4/28/2016	40,005,120
100,000,000	Landesbank Hessen (NY), 0.450%, 5/02/2016	100,008,300
25,000,000	Svenska Handelsbanken (NY), 0.465%, 5/02/2016	25,001,325
18,700,000	Dexia Credit Local S.A., 0.621%, 5/02/2016(b)	18,703,198
50,000,000	Mizuho Bank Ltd. (NY), 0.600%, 5/04/2016	50,009,200
75,000,000	Canadian Imperial Bank of Commerce, 0.758%, 5/17/2016(b)(c)	75,029,325
125,000,000	Rabobank Nederland NV, 0.550%, 5/18/2016	125,017,875
50,000,000	Toronto Dominion Bank, 0.480%, 5/19/2016	50,002,780
50,000,000	Sumitomo Mitsui Trust Bank (NY), 0.630%, 5/23/2016	50,012,200
130,000,000	Credit Industriel et Commercial (NY), 0.650%, 6/01/2016	130,045,760
75,000,000	State Street Bank and Trust Company, 0.659%, 6/01/2016(b)(c)	75,021,225
43,000,000	Royal Bank of Canada, 0.618%, 6/06/2016(b)	43,001,075
25,000,000	Sumitomo Mitsui Trust Bank (NY), 0.620%, 6/09/2016	25,004,507
85,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.550%, 6/14/2016	85,011,475
75,000,000	Westpac Banking Corp. (NY), 0.621%, 6/16/2016(b)(c)	75,014,925
160,000,000	Sumitomo Mitsui Bank (NY), 0.833%, 6/27/2016(b)	160,111,680

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$ 75,000,000	Svenska Handelsbanken (NY), 0.580%, 7/08/2016	$74,998,575
50,000,000	Sumitomo Mitsui Trust Bank (NY), 0.838%, 7/08/2016(b)(c)	50,036,150
50,000,000	National Australia Bank, 0.800%, 8/02/2016(c)	50,045,100
40,000,000	Bank of Nova Scotia (TX), 0.748%, 8/08/2016(b)	40,015,040
100,000,000	Skandinaviska Enskilda Bank AB (NY), 0.730%, 8/15/2016(c)	100,012,500
145,000,000	Bank of Montreal (IL), 0.806%, 8/15/2016(b)	145,081,055
40,200,000	Wells Fargo Bank, National Association, 0.830%, 8/19/2016	40,208,482

		2,453,618,599

	Time Deposits – 6.9%
73,450,000	Canadian Imperial Bank of Commerce, 0.230%, 4/01/2016	73,450,000
152,000,000	National Bank of Kuwait, 0.280%, 4/01/2016(b)	152,000,000

		225,450,000

	Other Notes – 6.2%
130,000,000	Bank of America N.A., 0.670%, 7/06/2016(b)(c)	130,051,740
50,000,000	Wells Fargo Bank, National Association, 0.793%, 11/18/2016(b)	49,975,600
20,000,000	JPMorgan Chase Bank NA, Series 1, 0.836%, 12/07/2016(b)	19,997,300

		200,024,640

	Commercial Paper – 5.4%
50,000,000	JPMorgan Securities LLC, 0.635%, 5/03/2016(b)	49,998,550
44,000,000	ING (U.S.) Funding LLC, 0.601%, 7/01/2016(d)	43,929,600
30,000,000	JPMorgan Securities LLC, 0.788%, 7/12/2016(b)	30,017,520
50,000,000	JPMorgan Securities LLC, 0.854%, 7/21/2016(d)	49,916,150

		173,861,820

	Treasuries – 3.9%
113,000,000	U.S. Treasury Bills, 0.155%-0.265%, 4/21/2016(d)(e)(f)	112,993,446
3,500,000	U.S. Treasury Bills, 0.445%, 5/19/2016(d)(e)	3,499,387
6,500,000	U.S. Treasury Bills, 0.465%, 7/07/2016(d)(e)	6,495,892
3,500,000	U.S. Treasury Bills, 0.385%, 8/18/2016(d)(e)	3,495,468

		126,484,193

	Total Short-Term Investments (Identified Cost $3,178,849,716)	3,179,439,252

Description	Value (†)
Total Investments – 98.1% (Identified Cost $3,178,849,716)(a)	$3,179,439,252
Other assets less liabilities – 1.9%	60,814,912

Net Assets – 100.0%	$3,240,254,164

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2016, the value of the Fund’s investment in the Subsidiary was $34,518,664, representing 1.1% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$381,683,959	$1,834,204	0.06%

*	Amounts are reflected at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $3,178,849,716 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$633,914
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(44,378)

Net unrealized appreciation	$589,536

At December 31, 2015, the Fund had a short-term capital loss carryforward of $57,201,426 with no expiration date. At December 31, 2015, late-year ordinary and post-October capital loss deferrals were $1,007,908. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/15/2016	Australian Dollar	8,300,000	$6,341,445	$(2,809)
Sell[1]	6/15/2016	Australian Dollar	204,900,000	156,549,660	(4,558,668)
Sell[1]	6/15/2016	British Pound	23,375,000	33,579,837	15,180
Sell[1]	6/15/2016	British Pound	93,187,500	133,870,421	(1,598,229)
Buy[1]	6/15/2016	Canadian Dollar	93,500,000	71,996,865	2,065,488
Sell[1]	6/15/2016	Canadian Dollar	7,300,000	5,621,146	15,215
Sell[1]	6/15/2016	Canadian Dollar	12,700,000	9,779,253	(12,434)
Buy[1]	6/15/2016	Euro	129,625,000	147,823,981	1,439,924
Sell[1]	6/15/2016	Euro	647,875,000	738,834,805	(19,566,436)
Buy[1]	6/15/2016	Japanese Yen	5,262,500,000	46,854,333	127,766
Buy[1]	6/15/2016	Japanese Yen	6,050,000,000	53,865,789	(325,131)
Sell[1]	6/15/2016	Japanese Yen	37,300,000,000	332,098,171	399,609
Sell[1]	6/15/2016	Japanese Yen	9,737,500,000	86,697,210	(874,768)
Sell[1]	6/15/2016	Swedish Krona	2,282,000,000	281,817,712	(11,661,925)
Sell[1]	6/15/2016	Swiss Franc	132,500,000	138,236,679	(3,848,087)

Total					$(38,385,305)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/17/2016	833	$85,444,975	$1,486,375
Hang Seng Index®	4/28/2016	597	80,174,810	1,663,269
TOPIX	6/09/2016	1,830	219,003,084	(78,128)

Total				$3,071,516

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/15/2016	131	$4,966,538	$(160,147)
Copper LME	6/15/2016	403	48,873,825	(466,745)
Gold	6/28/2016	582	71,911,920	744,720
Nickel LME	6/15/2016	82	4,173,390	27,109
Zinc LME	6/15/2016	112	5,081,300	209,300

Total				$354,237

At March 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	6/17/2016	267	$75,762,016	$(71,282)
Eurodollar	9/19/2016	15,860	3,934,866,000	(4,533,175)
FTSE 100 Index	6/17/2016	77	6,744,049	21,525
German Euro Bund	6/08/2016	320	59,469,375	(575,937)
UK Long Gilt	6/28/2016	4,713	820,543,333	(1,575,393)
2 Year U.S. Treasury Note	6/30/2016	2,689	588,218,750	(2,796,141)
10 Year Japan Government Bond	6/13/2016	185	248,704,962	(279,444)
10 Year U.S. Treasury Note	6/21/2016	3,259	424,943,047	(2,649,555)

Total				$(12,459,402)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	4/29/2016	175	$7,057,750	$381,500
Copper LME	6/15/2016	463	56,150,325	703,629
Low Sulfur Gasoil	5/12/2016	380	13,623,000	750,500
Natural Gas	4/27/2016	126	2,468,340	(54,090)
New York Harbor ULSD	4/29/2016	222	11,053,602	137,436
WTI Crude Oil	4/20/2016	1,592	61,037,280	796,000

Total				$2,714,975

[2]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$3,179,439,252	$—	$3,179,439,252
Forward Foreign Currency Contracts (unrealized appreciation)	—	4,063,182	—	4,063,182
Futures Contracts (unrealized appreciation)	5,236,569	1,684,794	—	6,921,363

Total	$5,236,569	$3,185,187,228	$—	$3,190,423,797

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(42,448,487)	$—	$(42,448,487)
Futures Contracts (unrealized depreciation)	(13,090,627)	(149,410)	—	(13,240,037)

Total	$(13,090,627)	$(42,597,897)	$—	$(55,688,524)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary), and short-term interest rates in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$4,063,182	$—

Exchange-traded asset derivatives
Equity contracts	$—	$3,171,169
Commodity contracts	—	3,750,194

Total exchange-traded asset derivatives	$—	$6,921,363

Total asset derivatives	$4,063,182	$6,921,363

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(42,448,487)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(12,409,645)
Equity contracts	—	(149,410)
Commodity contracts	—	(680,982)

Total exchange-traded liability derivatives	$—	$(13,240,037)

Total liability derivatives	$(42,448,487)	$(13,240,037)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(38,385,305)	$97,261,605

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S.

bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2016:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$4,063,182	$—
Collateral pledged to UBS AG	97,261,605	97,261,605

Total over-the-counter counterparty credit risk	101,324,787	97,261,605

Exchange-traded counterparty credit risk
Futures contracts	6,921,363	6,921,363
Margin with brokers	128,434,170	128,434,170

Total exchange-traded counterparty credit risk	135,355,533	135,355,533

Total counterparty credit risk	$236,680,320	$232,617,138

Investment Summary at March 31, 2016 (Unaudited)

Certificates of Deposit	75.7%
Time Deposits	6.9
Other Notes	6.2
Commercial Paper	5.4
Treasuries	3.9

Total Investments	98.1
Other assets less liabilities (including forward foreign currency and futures contracts)	1.9

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

ASG Global Macro Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 94.4% of Net Assets

	Certificates of Deposit – 66.0%
$ 1,000,000	Bank of Nova Scotia (TX), 0.619%, 4/01/2016(b)	$1,000,000
1,200,000	Credit Agricole Corporate & Investment Bank, 0.320%, 4/05/2016	1,199,986
1,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.480%, 4/05/2016	1,000,015
1,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.390%, 4/07/2016	1,000,002
900,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.480%, 4/07/2016	900,019
1,000,000	Abbey National Treasury Services PLC (CT), 0.640%, 4/26/2016	1,000,177
1,000,000	Svenska Handelsbanken (NY), 0.555%, 4/27/2016	1,000,122
1,100,000	Landesbank Hessen (NY), 0.450%, 5/02/2016	1,100,091
800,000	Dexia Credit Local, 0.621%, 5/02/2016(b)	800,137
1,000,000	Mizuho Bank Ltd. (NY), 0.600%, 5/04/2016	1,000,184
1,100,000	Swedbank (NY), 0.540%, 5/05/2016	1,100,178
500,000	Rabobank Nederland NV, 0.550%, 5/18/2016(c)	500,072
500,000	Toronto Dominion Bank, 0.480%, 5/19/2016	500,028
500,000	Sumitomo Mitsui Trust Bank (NY), 0.630%, 5/23/2016	500,122
1,100,000	Credit Industriel et Commercial (NY), 0.650%, 6/01/2016	1,100,387
500,000	State Street Bank and Trust Company, 0.659%, 6/01/2016(b)(c)	500,141
900,000	Royal Bank of Canada, 0.790%, 6/15/2016	900,571
1,000,000	Sumitomo Mitsui Bank (NY), 0.833%, 6/27/2016(b)(c)	1,000,698
500,000	Sumitomo Mitsui Trust Bank (NY), 0.838%, 7/08/2016(b)	500,361
1,000,000	National Australia Bank, 0.800%, 8/02/2016(c)	1,000,902
1,000,000	Skandinaviska Enskilda Bank AB (NY), 0.730%, 8/15/2016(c)	1,000,125
1,000,000	Bank of Montreal (IL), 0.806%, 8/15/2016(b)	1,000,559
1,000,000	Wells Fargo Bank, National Association, 0.830%, 8/19/2016	1,000,211

		20,605,088

	Commercial Paper – 10.4%
1,250,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.400%, 4/14/2016(d)	1,249,792

Principal Amount	Description	Value (†)
	Commercial Paper – continued
$ 700,000	JPMorgan Securities LLC, 0.635%, 5/03/2016(b)	$699,980
1,000,000	ING (U.S.) Funding LLC, 0.601%, 7/01/2016(d)	998,400
300,000	JPMorgan Securities LLC, 0.788%, 7/12/2016(b)	300,175

		3,248,347

	Treasuries – 8.4%
1,700,000	U.S. Treasury Bills, 0.155%, 4/21/2016(d)(e)	1,699,901
450,000	U.S. Treasury Bills, 0.265%-0.445%, 5/19/2016(d)(e)(f)	449,921
450,000	U.S. Treasury Bills, 0.265%-0.465%, 7/07/2016(d)(e)(f)	449,716

		2,599,538

	Time Deposits – 6.7%
1,000,000	Canadian Imperial Bank of Commerce, 0.230%, 4/01/2016	1,000,000
1,100,000	National Bank of Kuwait, 0.280%, 4/01/2016(b)	1,100,000

		2,100,000

	Other Notes – 2.9%
900,000	Bank of America N.A., 0.670%, 7/06/2016(b)	900,358

	Total Short-Term Investments (Identified Cost $29,447,132)	29,453,331

	Total Investments – 94.4% (Identified Cost $29,447,132)(a)	29,453,331
	Other assets less liabilities – 5.6%	1,755,126

	Net Assets – 100.0%	$31,208,457

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Macro Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2016, the value of the Fund’s investment in the Subsidiary was $1,658,500, representing 5.3% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$11,478,684	$69,337	0.22%

*	Amounts are reflected at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $29,447,132 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,519
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(320)

Net unrealized appreciation	$6,199

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/15/2016	Australian Dollar	3,100,000	$2,368,492	$47,699
Buy[1]	6/15/2016	Australian Dollar	3,600,000	2,750,506	(1,218)
Sell[1]	6/15/2016	Australian Dollar	8,000,000	6,112,237	(105,192)
Buy[1]	6/15/2016	British Pound	2,812,500	4,040,355	48,694
Buy[1]	6/15/2016	British Pound	1,375,000	1,975,285	(3,222)
Sell[1]	6/15/2016	British Pound	1,062,500	1,526,356	(15,099)
Buy[1]	6/15/2016	Canadian Dollar	8,000,000	6,160,160	54,779
Buy[1]	6/15/2016	Canadian Dollar	2,400,000	1,848,048	(5,170)
Sell[1]	6/15/2016	Canadian Dollar	8,000,000	6,160,160	(167,927)
Buy[1]	6/15/2016	Euro	3,750,000	4,276,489	83,754
Sell[1]	6/15/2016	Euro	11,250,000	12,829,468	(272,821)
Buy[1]	6/15/2016	Japanese Yen	400,000,000	3,561,375	11,806
Sell[1]	6/15/2016	Japanese Yen	650,000,000	5,787,234	12,635
Buy[1]	6/15/2016	New Zealand Dollar	9,900,000	6,817,662	164,491
Sell[1]	6/15/2016	New Zealand Dollar	12,200,000	8,401,563	(211,389)
Buy[1]	6/15/2016	Norwegian Krone	14,000,000	1,691,284	59,135
Sell[1]	6/15/2016	Norwegian Krone	56,000,000	6,765,137	(126,009)
Buy[1]	6/15/2016	Singapore Dollar	1,375,000	1,019,719	20,520
Sell[1]	6/15/2016	South African Rand	1,000,000	66,779	(2,960)
Buy[1]	6/15/2016	Swedish Krona	36,000,000	4,445,853	88,244
Sell[1]	6/15/2016	Swedish Krona	44,000,000	5,433,821	(143,434)
Buy[1]	6/15/2016	Swiss Franc	10,750,000	11,215,429	148,153
Sell[1]	6/15/2016	Swiss Franc	7,000,000	7,303,070	(220,091)
Buy[1]	6/15/2016	Turkish Lira	2,700,000	938,931	30,491

Total					$(504,131)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	4/15/2016	2	$199,669	$(3,503)
ASX SPI 200™	6/16/2016	4	387,815	(2,915)
E-mini Dow	6/17/2016	18	1,583,550	27,225
E-mini NASDAQ 100	6/17/2016	9	805,725	14,154
Euro Schatz	6/08/2016	74	9,412,809	(16,721)
EURO STOXX 50®	6/17/2016	3	99,800	(2,782)
Euro-BTP	6/08/2016	6	960,069	12,790
Euro-OAT	6/08/2016	11	1,980,674	17,683
FTSE/JSE Top 40 Index	6/15/2016	85	2,688,505	(9,524)
German Euro BOBL	6/08/2016	29	4,326,181	(7,852)
IBEX 35	4/15/2016	2	197,155	(8,788)
Mini-Russell 2000	6/17/2016	2	221,920	10,395
MSCI Singapore	4/28/2016	8	188,723	71
MSCI Taiwan Index	4/28/2016	6	193,056	1,116
OMXS30®	4/15/2016	13	214,898	(4,919)
S&P/TSX 60 Index	6/16/2016	4	484,774	4,463
UK Long Gilt	6/28/2016	59	10,272,026	2,298
2 Year U.S. Treasury Note	6/30/2016	6	1,312,500	1,641
3 Year Australia Government Bond	6/15/2016	12	1,029,906	2,142
5 Year U.S. Treasury Note	6/30/2016	19	2,302,117	758
10 Year Canada Government Bond	6/21/2016	79	8,581,575	(4,173)
30 Year U.S. Treasury Bond	6/21/2016	4	657,750	(687)

Total				$32,872

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/15/2016	12	$454,950	$(16,215)
Cocoa	5/13/2016	15	442,500	(20,270)
Coffee	5/18/2016	4	191,175	(150)
Copper LME	6/15/2016	4	485,100	(1,808)
Gasoline	4/29/2016	2	121,523	(3,024)
Nickel LME	6/15/2016	2	101,790	(10,866)
Soybean	5/13/2016	7	318,762	(737)
Soybean Oil	5/13/2016	42	862,344	36,588
Sugar	4/29/2016	35	601,720	(19,018)
Zinc LME	6/15/2016	2	90,738	2,453

Total				$(33,047)

At March 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	6/17/2016	6	$1,702,517	$(1,016)
E-mini S&P 500®	6/17/2016	13	1,333,475	(38,978)
FTSE 100 Index	6/17/2016	24	2,102,041	(7,128)
German Euro Bund	6/08/2016	10	1,858,418	(11,607)
Hang Seng Index®	4/28/2016	10	1,342,962	2,859
S&P CNX Nifty Futures Index	4/28/2016	85	1,323,826	(15,038)
TOPIX	6/09/2016	7	837,717	9,678
10 Year Australia Government Bond	6/15/2016	103	10,339,423	(4,085)
10 Year Japan Government Bond	6/13/2016	18	24,198,321	(27,189)
10 Year U.S. Treasury Note	6/21/2016	13	1,695,078	(6,391)

Total				$(98,895)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/15/2016	31	$1,175,288	$(15,084)
Brent Crude Oil	4/29/2016	8	322,640	13,740
Copper	5/26/2016	7	382,025	2,988
Corn	5/13/2016	5	87,875	2,062
Cotton	5/06/2016	6	175,320	(5,820)
Gold	6/28/2016	3	370,680	(900)
Live Cattle	6/30/2016	6	297,660	3,050
Low Sulfur Gasoil	5/12/2016	12	430,200	13,475
Natural Gas	4/27/2016	20	391,800	(15,030)
New York Harbor ULSD	4/29/2016	10	497,910	17,300
Nickel LME	6/15/2016	9	458,055	1,694
Soybean Meal	5/13/2016	19	513,570	(12,110)
Wheat	5/13/2016	2	47,350	(1,950)
WTI Crude Oil	4/20/2016	9	345,060	5,470
Zinc LME	6/15/2016	2	90,737	(3,738)

Total				$5,147

[2]	Commodity futures are held by ASG Global Macro Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	—	29,453,331	—	29,453,331
Forward Foreign Currency Contracts (unrealized appreciation)	—	770,401	—	770,401
Futures Contracts (unrealized appreciation)	192,369	13,724	—	206,093

Total	$192,369	$30,237,456	$—	$30,429,825

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,274,532)	$—	$(1,274,532)
Futures Contracts (unrealized depreciation)	(244,403)	(55,613)	—	(300,016)

Total	$(244,403)	$(1,330,145)	$—	$(1,574,548)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities through investments in the Subsidiary), and short-term interest rates in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$770,401	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$37,312
Equity contracts	—	69,961
Commodity contracts	—	98,820

Total exchange-traded asset derivatives	$—	$206,093

Total asset derivatives	$770,401	$206,093

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,274,532)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(78,705)
Equity contracts	—	(94,591)
Commodity contracts	—	(126,720)

Total exchange-traded liability derivatives	$—	$(300,016)

Total liability derivatives	$(1,274,532)	$(300,016)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(504,131)	$1,343,528

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2016:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$770,401	$—
Collateral pledged to UBS AG	1,343,528	1,343,528

Total over-the-counter counterparty credit risk	2,113,929	1,343,528

Exchange-traded counterparty credit risk
Futures contracts	206,093	206,093
Margin with brokers	3,116,503	3,116,503

Total exchange-traded counterparty credit risk	3,322,596	3,322,596

Total counterparty credit risk	$5,436,525	$4,666,124

Investment Summary at March 31, 2016 (Unaudited)

Certificates of Deposit	66.0%
Commercial Paper	10.4
Treasuries	8.4
Time Deposits	6.7
Other Notes	2.9

Total Investments	94.4
Other assets less liabilities (including forward foreign currency and futures contracts)	5.6

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 95.3% of Net Assets

	Certificates of Deposit – 67.7%
$ 32,000,000	Banco Del Estado de Chile (NY), 0.370%, 4/01/2016	$32,000,064
30,000,000	Bank of Nova Scotia (TX), 0.619%, 4/01/2016(b)	30,000,000
40,000,000	Abbey National Treasury Services PLC (CT), 0.620%, 4/01/2016	40,000,360
50,000,000	Toronto Dominion Bank, 0.400%, 4/04/2016	50,000,300
145,000,000	Credit Agricole Corporate & Investment Bank, 0.320%, 4/05/2016	144,998,260
100,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.480%, 4/05/2016	100,001,500
25,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.350%, 4/07/2016	25,000,000
100,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.390%, 4/07/2016	100,000,200
100,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.480%, 4/07/2016	100,002,100
70,000,000	Mizuho Bank Ltd. (NY), 0.660%, 4/18/2016	70,010,990
50,000,000	Abbey National Treasury Services PLC (CT), 0.640%, 4/26/2016	50,008,850
20,000,000	Svenska Handelsbanken (NY), 0.555%, 4/27/2016	20,002,440
50,000,000	DNB Bank ASA, 0.520%, 4/28/2016	50,006,400
100,000,000	Landesbank Hessen (NY), 0.450%, 5/02/2016	100,008,300
35,000,000	Svenska Handelsbanken (NY), 0.465%, 5/02/2016(c)	35,001,855
25,000,000	Dexia Credit Local, 0.621%, 5/02/2016(b)	25,004,275
50,000,000	Mizuho Bank Ltd. (NY), 0.600%, 5/04/2016	50,009,200
110,000,000	Swedbank (NY), 0.540%, 5/05/2016	110,017,820
50,000,000	Canadian Imperial Bank of Commerce, 0.758%, 5/17/2016(b)(c)	50,019,550
75,000,000	Rabobank Nederland NV, 0.550%, 5/18/2016	75,010,725
50,000,000	Toronto Dominion Bank, 0.480%, 5/19/2016	50,002,780
50,000,000	Sumitomo Mitsui Trust Bank (NY), 0.630%, 5/23/2016	50,012,200
130,000,000	Credit Industriel et Commercial (NY), 0.650%, 6/01/2016	130,045,760
50,000,000	State Street Bank and Trust Company, 0.659%, 6/01/2016(b)	50,014,150
50,000,000	Royal Bank of Canada, 0.618%, 6/06/2016(b)	50,001,250
25,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.670%, 6/06/2016	25,009,700

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$ 30,000,000	Sumitomo Mitsui Trust Bank (NY), 0.620%, 6/09/2016	$30,005,408
15,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.550%, 6/14/2016	15,002,025
31,850,000	Royal Bank of Canada, 0.790%, 6/15/2016	31,870,193
50,000,000	Westpac Banking Corp. (NY), 0.621%, 6/16/2016(b)(c)	50,009,950
105,000,000	Sumitomo Mitsui Bank (NY), 0.833%, 6/27/2016(b)(c)	105,073,290
65,000,000	Skandinaviska Enskilda Bank AB (NY), 0.800%, 7/06/2016	65,041,275
25,000,000	Svenska Handelsbanken (NY), 0.580%, 7/08/2016	24,999,525
50,000,000	Sumitomo Mitsui Trust Bank (NY), 0.838%, 7/08/2016(b)	50,036,150
50,000,000	National Australia Bank, 0.800%, 8/02/2016(c)	50,045,100
60,000,000	Bank of Nova Scotia (TX), 0.748%, 8/08/2016(b)(c)	60,022,560
50,000,000	Skandinaviska Enskilda Bank AB (NY), 0.730%, 8/15/2016(c)	50,006,250
115,000,000	Bank of Montreal (IL), 0.806%, 8/15/2016(b)	115,064,285
50,000,000	Wells Fargo Bank, National Association, 0.830%, 8/19/2016	50,010,550

		2,309,375,590

	Treasuries – 9.8%
215,000,000	U.S. Treasury Bills, 0.155%, 4/21/2016(d)(e)	214,987,530
44,000,000	U.S. Treasury Bills, 0.265%-0.445%, 5/19/2016(d)(e)(f)	43,992,300
51,000,000	U.S. Treasury Bills, 0.265%-0.465%, 7/07/2016(d)(e)(f)	50,967,768
25,000,000	U.S. Treasury Bills, 0.385%, 8/18/2016(d)(e)	24,967,625

		334,915,223

	Time Deposits – 8.2%
107,000,000	Canadian Imperial Bank of Commerce, 0.230%, 4/01/2016	107,000,000
13,000,000	Credit Agricole, 0.270%, 4/01/2016	13,000,000
158,050,000	National Bank of Kuwait, 0.280%, 4/01/2016(b)	158,050,000

		278,050,000

	Other Notes – 4.8%
130,000,000	Bank of America N.A., 0.670%, 7/06/2016(b)	130,051,740
30,000,000	Wells Fargo Bank, National Association, 0.793%, 11/18/2016(b)	29,985,360
5,000,000	JPMorgan Chase Bank NA, Series 1, 0.836%, 12/07/2016(b)	4,999,325

		165,036,425

Principal Amount	Description	Value (†)
	Commercial Paper – 4.8%
$ 47,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.400%, 4/14/2016(d)	$46,992,159
46,000,000	JPMorgan Securities LLC, 0.635%, 5/03/2016(b)	45,998,666
50,000,000	JPMorgan Securities LLC, 0.788%, 7/12/2016(b)	50,029,200
20,000,000	JPMorgan Securities LLC, 0.854%, 7/21/2016(d)	19,966,460

		162,986,485

	Total Short-Term Investments (Identified Cost $3,249,748,991)	3,250,363,723

	Total Investments – 95.3% (Identified Cost $3,249,748,991)(a)	3,250,363,723
	Other assets less liabilities – 4.7%	161,246,774

	Net Assets – 100.0%	$3,411,610,497

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2016, the value of the Fund’s investment in the Subsidiary was $132,680,714, representing 3.9% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$ 571,627,841	$ 5,173,086	0.15%

*	Amounts are reflected at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $3,249,748,991 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$644,819
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(30,087)

Net unrealized appreciation	$614,732

At December 31, 2015, the Fund had a short-term capital loss carryforward of $81,485,916 with no expiration date and a long-term capital loss carryforward of $46,508,902 with no expiration date. At December 31, 2015, late-year ordinary and post-October capital loss deferrals were $17,459,626. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/15/2016	Australian Dollar	386,400,000	$295,221,028	$7,210,950
Sell[1]	6/15/2016	Australian Dollar	147,100,000	112,388,751	(1,181,166)
Buy[1]	6/15/2016	British Pound	14,687,500	21,099,630	232,703
Buy[1]	6/15/2016	British Pound	13,000,000	18,675,418	(82,696)
Sell[1]	6/15/2016	British Pound	93,812,500	134,768,277	(1,667,296)
Buy[1]	6/15/2016	Canadian Dollar	47,800,000	36,806,954	1,111,124
Buy[1]	6/15/2016	Canadian Dollar	66,500,000	51,206,327	(81,233)
Sell[1]	6/15/2016	Canadian Dollar	106,800,000	82,238,131	(2,074,800)
Buy[1]	6/15/2016	Euro	519,250,000	592,151,221	15,310,663
Sell[1]	6/15/2016	Euro	23,750,000	27,084,432	(173,759)
Buy[1]	6/15/2016	Japanese Yen	15,350,000,000	136,667,746	862,159
Buy[1]	6/15/2016	Japanese Yen	65,987,500,000	587,515,497	(850,524)
Sell[1]	6/15/2016	Japanese Yen	2,850,000,000	25,374,793	266,186
Sell[1]	6/15/2016	Japanese Yen	3,012,500,000	26,821,602	(11,598)
Buy[1]	6/15/2016	Mexican Peso	798,500,000	45,921,036	933,188
Sell[1]	6/15/2016	Mexican Peso	975,000,000	56,071,397	(2,070,061)
Buy[1]	6/15/2016	New Zealand Dollar	112,100,000	77,197,972	1,959,301
Sell[1]	6/15/2016	New Zealand Dollar	19,400,000	13,359,863	(345,005)
Buy[1]	6/15/2016	Norwegian Krone	126,000,000	15,221,559	365,412
Sell[1]	6/15/2016	Norwegian Krone	352,000,000	42,523,721	(1,306,198)
Buy[1]	6/15/2016	Polish Zloty	549,500,000	147,136,030	3,231,313
Sell[1]	6/15/2016	Polish Zloty	338,000,000	90,504,055	(4,315,052)
Buy[1]	6/15/2016	Singapore Dollar	524,375,000	388,883,845	10,475,458
Sell[1]	6/15/2016	Singapore Dollar	59,625,000	44,218,735	(206,208)

Buy[1]	6/15/2016	South African Rand	277,500,000	18,531,250	226,053
Sell[1]	6/15/2016	South African Rand	1,406,500,000	93,925,055	(4,928,095)
Buy[1]	6/15/2016	Swedish Krona	3,546,000,000	437,916,567	8,611,973
Sell[1]	6/15/2016	Swedish Krona	634,000,000	78,296,419	(3,290,844)
Buy[1]	6/15/2016	Swiss Franc	63,125,000	65,858,041	479,533
Sell[1]	6/15/2016	Swiss Franc	66,625,000	69,509,575	(2,059,048)
Buy[1]	6/15/2016	Turkish Lira	1,329,300,000	462,267,029	15,074,279
Sell[1]	6/15/2016	Turkish Lira	153,900,000	53,519,067	(866,411)

Total					$40,840,301

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	4/15/2016	314	$31,348,003	$(132,508)
ASX SPI 200™	6/16/2016	338	32,770,369	(264,112)
E-mini Dow	6/17/2016	4,084	359,289,900	7,328,605
E-mini NASDAQ 100	6/17/2016	2,564	229,542,100	6,811,678
E-mini S&P 500®	6/17/2016	2,765	283,619,875	2,720,075
Euribor	6/13/2016	4,992	1,423,649,199	311,941
Euro Schatz	6/08/2016	9,341	1,188,176,407	(2,082,738)
Euro-BTP	6/08/2016	4,440	710,450,927	9,250,056
Euro-OAT	6/08/2016	5,158	928,756,002	11,197,287
Eurodollar	9/19/2016	20,771	5,153,285,100	1,648,237
FTSE/JSE Top 40 Index	6/15/2016	1,194	37,765,586	(481,473)
German Euro BOBL	6/08/2016	4,050	604,173,589	(1,523,124)
German Euro Bund	6/08/2016	5,522	1,026,218,395	3,270,756
Hang Seng Index®	4/28/2016	224	30,082,341	592,863
Mini-Russell 2000	6/17/2016	648	71,902,080	3,367,720
MSCI Singapore	4/28/2016	1,657	39,089,343	24,124
MSCI Taiwan Index	4/28/2016	5,541	178,287,509	1,040,782
S&P CNX Nifty Futures Index	4/28/2016	1,362	21,212,363	240,968
S&P/TSX 60 Index	6/16/2016	866	104,953,532	450,424
Sterling	6/15/2016	32,097	5,728,125,000	1,016,452
UK Long Gilt	6/28/2016	2,727	474,776,505	623,878
Ultra Long U.S. Treasury Bond	6/21/2016	1,442	248,790,063	(189,281)
3 Year Australia Government Bond	6/15/2016	3,631	311,632,439	748,100
10 Year Australia Government Bond	6/15/2016	2,652	266,215,043	2,783,682
10 Year Canada Government Bond	6/21/2016	5,729	622,327,099	(1,728,493)

10 Year Japan Government Bond	6/13/2016	392	526,985,650	592,119
2 Year U.S. Treasury Note	6/30/2016	10,443	2,284,406,250	2,613,376
5 Year U.S. Treasury Note	6/30/2016	9,533	1,155,057,013	622,403
10 Year U.S. Treasury Note	6/21/2016	5,621	732,925,703	(2,787,563)
30 Year U.S. Treasury Bond	6/21/2016	2,191	360,282,562	(638,844)

Total				$47,427,390

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/15/2016	1,998	$75,749,175	$(3,627,936)
Cocoa	5/13/2016	1,726	50,917,000	(1,266,230)
Copper	5/26/2016	161	8,786,575	(291,200)
Copper LME	6/15/2016	855	103,690,125	452,909
Gasoline	4/29/2016	33	2,005,126	(32,432)
Gold	6/28/2016	759	93,782,040	1,107,510
Nickel LME	6/15/2016	845	43,006,275	(2,244,168)
Soybean	5/13/2016	3,815	173,725,563	434,413
Soybean Oil	5/13/2016	3,588	73,668,816	2,000,130
Sugar	4/29/2016	6,079	104,510,168	(5,884,648)
Zinc LME	6/15/2016	920	41,739,250	(506,165)

Total				$(9,857,817)

At March 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
CAC 40®	4/15/2016	1,099	$54,696,448	$593,522
DAX	6/17/2016	40	11,350,114	(987)
EURO STOXX 50®	6/17/2016	407	13,539,521	107,664
FTSE 100 Index	6/17/2016	507	44,405,624	(264,127)
FTSE MIB	6/17/2016	329	33,075,728	967,873
IBEX 35	4/15/2016	81	7,984,773	193,985
Nikkei 225™	6/09/2016	105	15,623,284	98,534
OMXS30®	4/15/2016	633	10,463,908	3,037
TOPIX	6/09/2016	83	9,932,927	166,527

Total				$1,866,028

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/15/2016	5,472	$207,457,200	$(2,822,374)
Brent Crude Oil	4/29/2016	12	483,960	26,160
Coffee	5/18/2016	628	30,014,475	(2,514,450)
Copper LME	6/15/2016	223	27,044,325	(302,493)
Corn	5/13/2016	2,242	39,403,150	541,338
Cotton	5/06/2016	1,331	38,891,820	523,330
Live Cattle	6/30/2016	1,372	68,064,920	747,200
Low Sulfur Gasoil	5/12/2016	7	250,950	13,825
Natural Gas	4/27/2016	3,958	77,537,220	(2,981,210)
New York Harbor ULSD	4/29/2016	60	2,987,460	100,044
Nickel LME	6/15/2016	958	48,757,410	22,633
Silver	5/26/2016	139	10,747,480	(154,055)
Soybean Meal	5/13/2016	252	6,811,560	(39,150)
Wheat	5/13/2016	3,879	91,835,325	(4,039,075)
WTI Crude Oil	4/20/2016	344	13,188,960	242,640
Zinc LME	6/15/2016	519	23,546,381	(560,118)

Total				$(11,195,755)

[2]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$3,250,363,723	$—	$3,250,363,723
Forward Foreign Currency Contracts (unrealized appreciation)	—	66,350,295	—	66,350,295
Futures Contracts (unrealized appreciation)	61,568,921	4,029,879		65,598,800

Total	$61,568,921	$3,320,743,897	$—	$3,382,312,818

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts(unrealized depreciation)	$—	$(25,509,994)	$—	$(25,509,994)
Futures Contracts (unrealized depreciation)	(36,215,747)	(1,143,207)		(37,358,954)

Total	$(36,215,747)	$(26,653,201)	$—	$(62,868,948)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of March 31, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives Foreign exchange contracts	$66,350,295	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$34,678,287
Equity contracts	—	24,708,381
Commodity contracts	—	6,212,132

Total exchange-traded asset derivatives	$—	$65,598,800

Total asset derivatives	$66,350,295	$65,598,800

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(25,509,994)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(8,950,043)
Equity contracts	—	(1,143,207)
Commodity contracts	—	(27,265,704)

Total exchange-traded liability derivatives	$—	$(37,358,954)

Total liability derivatives	$(25,509,994)	$(37,358,954)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2016, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2016:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$66,350,295	$40,840,301
Collateral pledged to UBS AG	69,629,999	69,629,999

Total over-the-counter counterparty credit risk	135,980,294	110,470,300

Exchange-traded counterparty credit risk
Futures contracts	65,598,800	65,598,800
Margin with brokers	308,388,611	308,388,611

Total exchange-traded counterparty credit risk	373,987,411	373,987,411

Total counterparty credit risk	$509,967,706	$484,457,712

Investment Summary at March 31, 2016 (Unaudited)

Certificates of Deposit	67.7%
Treasuries	9.8
Time Deposits	8.2
Other Notes	4.8
Commercial Paper	4.8

Total Investments	95.3
Other assets less liabilities (including forward foreign currency and futures contracts)	4.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 58.4% of Net Assets

	Aerospace & Defense – 1.9%
2,196	Boeing Co. (The)	$278,760
2,010	General Dynamics Corp.	264,054
2,675	Honeywell International, Inc.	299,734
1,078	Northrop Grumman Corp.	213,336
979	Rockwell Collins, Inc.	90,273
7,880	United Technologies Corp.	788,788

		1,934,945

	Air Freight & Logistics – 0.6%
1,556	FedEx Corp.	253,193
2,992	United Parcel Service, Inc., Class B	315,566

		568,759

	Airlines – 0.4%
9,845	American Airlines Group, Inc.	403,743

	Auto Components – 0.1%
3,866	Goodyear Tire & Rubber Co. (The)	127,501

	Automobiles – 0.2%
5,595	General Motors Co.	175,851

	Banks – 3.1%
31,571	Bank of America Corp.	426,840
9,327	Citigroup, Inc.	389,402
12,707	Huntington Bancshares, Inc.	121,225
10,340	JPMorgan Chase & Co.	612,335
1,378	M&T Bank Corp.	152,958
19,712	People’s United Financial, Inc.	314,012
2,254	PNC Financial Services Group, Inc. (The)	190,621
6,762	U.S. Bancorp	274,470
13,182	Wells Fargo & Co.	637,481

		3,119,344

	Beverages – 1.9%
15,161	Coca-Cola Co. (The)	703,319
6,715	Coca-Cola Enterprises, Inc.	340,719
1,790	Dr Pepper Snapple Group, Inc.	160,062
6,404	PepsiCo, Inc.	656,282

		1,860,382

	Biotechnology – 2.2%
2,839	Amgen, Inc.	425,651
942	Biogen, Inc.(b)	245,221
5,903	Celgene Corp.(b)	590,831
4,518	Gilead Sciences, Inc.	415,024
1,088	Regeneron Pharmaceuticals, Inc.(b)	392,159
1,644	Vertex Pharmaceuticals, Inc.(b)	130,682

		2,199,568

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – 1.0%
5,844	Bank of New York Mellon Corp. (The)	$215,235
1,620	BlackRock, Inc.	551,723
7,938	Charles Schwab Corp. (The)	222,423

		989,381

	Chemicals – 1.4%
1,885	Air Products & Chemicals, Inc.	271,534
2,396	Dow Chemical Co. (The)	121,861
2,472	E.I. du Pont de Nemours & Co.	156,527
508	Ecolab, Inc.	56,652
1,223	LyondellBasell Industries NV, Class A	104,664
3,277	Monsanto Co.	287,524
2,536	PPG Industries, Inc.	282,739
418	Sherwin-Williams Co. (The)	118,992

		1,400,493

	Commercial Services & Supplies – 0.4%
3,125	Cintas Corp.	280,656
762	Stericycle, Inc.(b)	96,157

		376,813

	Communications Equipment – 0.2%
6,735	Cisco Systems, Inc.	191,745

	Construction & Engineering – 0.3%
5,950	Fluor Corp.	319,515

	Consumer Finance – 0.3%
1,054	American Express Co.	64,716
3,314	Capital One Financial Corp.	229,693

		294,409

	Containers & Packaging – 0.1%
1,305	Sealed Air Corp.	62,653

	Diversified Financial Services – 1.5%
5,314	Berkshire Hathaway, Inc., Class B(b)	753,950
1,863	CME Group, Inc.	178,941
1,764	McGraw Hill Financial, Inc.	174,601
3,701	Moody’s Corp.	357,369

		1,464,861

	Diversified Telecommunication Services – 1.6%
20,556	AT&T, Inc.	805,178
5,315	Frontier Communications Corp.	29,711
13,650	Verizon Communications, Inc.	738,192

		1,573,081

	Electric Utilities – 1.2%
1,514	American Electric Power Co., Inc.	100,530
1,583	Duke Energy Corp.	127,716
9,148	Eversource Energy	533,694
679	NextEra Energy, Inc.	80,353
1,585	PG&E Corp.	94,656
3,945	PPL Corp.	150,186

Shares	Description	Value (†)
Common Stocks – continued

	Electric Utilities – continued
2,361	Southern Co. (The)	$122,135

		1,209,270

	Electronic Equipment, Instruments & Components – 0.1%
1,860	TE Connectivity Ltd.	115,171

	Energy Equipment & Services – 0.2%
2,773	Halliburton Co.	99,052
1,234	Schlumberger Ltd.	91,007

		190,059

	Food & Staples Retailing – 1.2%
1,871	Costco Wholesale Corp.	294,832
4,974	CVS Health Corp.	515,953
5,168	Walgreens Boots Alliance, Inc.	435,352

		1,246,137

	Food Products – 0.6%
877	Archer-Daniels-Midland Co.	31,844
371	Mead Johnson Nutrition Co.	31,524
14,455	Mondelez International, Inc., Class A	579,934

		643,302

	Health Care Equipment & Supplies – 0.8%
2,135	CR Bard, Inc.	432,700
4,890	Medtronic PLC	366,750

		799,450

	Health Care Providers & Services – 0.9%
2,334	Aetna, Inc.	262,225
2,740	DaVita HealthCare Partners, Inc.(b)	201,061
1,228	McKesson Corp.	193,103
2,265	UnitedHealth Group, Inc.	291,959

		948,348

	Hotels, Restaurants & Leisure – 1.1%
3,593	McDonald’s Corp.	451,568
7,087	Starbucks Corp.	423,094
2,325	Starwood Hotels & Resorts Worldwide, Inc.	193,975

		1,068,637

	Household Durables – 0.2%
3,193	DR Horton, Inc.	96,525
3,106	Lennar Corp., Class A	150,206

		246,731

	Household Products – 0.8%
9,949	Procter & Gamble Co. (The)	818,902

	Industrial Conglomerates – 1.5%
1,397	3M Co.	232,782
2,836	Danaher Corp.	269,023
28,054	General Electric Co.	891,837

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
904	Roper Technologies, Inc.	$165,224

		1,558,866

	Insurance – 1.3%
666	Aon PLC	69,564
4,091	Assurant, Inc.	315,621
2,125	Chubb Ltd.	253,194
1,288	Lincoln National Corp.	50,489
5,433	Torchmark Corp.	294,251
9,094	XL Group PLC	334,659

		1,317,778

	Internet & Catalog Retail – 1.5%
1,690	Amazon.com, Inc.(b)	1,003,252
839	Expedia, Inc.	90,461
298	Priceline Group, Inc. (The)(b)	384,110
1,188	TripAdvisor, Inc.(b)	79,002

		1,556,825

	Internet Software & Services – 3.2%
1,376	Alphabet, Inc., Class A(b)	1,049,750
1,389	Alphabet, Inc., Class C(b)	1,034,736
9,796	Facebook, Inc., Class A(b)	1,117,724

		3,202,210

	IT Services – 2.0%
2,826	Accenture PLC, Class A	326,120
5,448	Cognizant Technology Solutions Corp., Class A(b)	341,590
2,613	International Business Machines Corp.	395,739
3,853	Paychex, Inc.	208,100
10,002	Visa, Inc., Class A	764,953

		2,036,502

	Machinery – 0.4%
2,367	Deere & Co.	182,235
2,190	Illinois Tool Works, Inc.	224,344

		406,579

	Media – 1.8%
4,561	CBS Corp., Class B	251,265
6,471	Comcast Corp., Class A	395,249
5,766	Discovery Communications, Inc., Series C(b)	155,682
1,374	Time Warner Cable, Inc.	281,148
1,536	Time Warner, Inc.	111,437
5,956	Twenty-First Century Fox, Inc., Class A	166,053
4,664	Walt Disney Co. (The)	463,182

		1,824,016

	Metals & Mining – 0.3%
10,064	Newmont Mining Corp.	267,501

	Multi-Utilities – 0.8%
1,829	CMS Energy Corp.	77,623
7,422	Consolidated Edison, Inc.	568,673

Shares	Description	Value (†)
Common Stocks – continued

	Multi-Utilities – continued
1,716	NiSource, Inc.	$40,429
797	Sempra Energy	82,928

		769,653

	Oil, Gas & Consumable Fuels – 3.7%
7,409	Apache Corp.	361,633
13,389	Chevron Corp.	1,277,311
3,373	Cimarex Energy Co.	328,092
713	Columbia Pipeline Group, Inc.	17,896
12,712	ConocoPhillips	511,912
4,413	Exxon Mobil Corp.	368,883
1,064	Marathon Petroleum Corp.	39,559
6,664	Phillips 66	577,036
3,035	Valero Energy Corp.	194,665

		3,676,987

	Pharmaceuticals – 4.4%
3,419	Allergan PLC(b)	916,395
6,357	Bristol-Myers Squibb Co.	406,085
7,521	Johnson & Johnson	813,772
22,883	Merck & Co., Inc.	1,210,740
20,093	Pfizer, Inc.	595,556
10,200	Zoetis, Inc.	452,166

		4,394,714

	Professional Services – 0.3%
2,941	Equifax, Inc.	336,127

	REITs - Apartments – 0.5%
2,394	AvalonBay Communities, Inc.	455,339

	REITs - Diversified – 0.7%
1,960	American Tower Corp.	200,645
1,423	Crown Castle International Corp.	123,090
4,095	Vornado Realty Trust	386,691

		710,426

	REITs - Regional Malls – 0.7%
3,271	Simon Property Group, Inc.	679,354

	REITs - Storage – 0.6%
2,158	Public Storage	595,241

	Road & Rail – 0.1%
974	Union Pacific Corp.	77,482

	Semiconductors & Semiconductor Equipment – 1.6%
2,616	Analog Devices, Inc.	154,841
1,600	Broadcom Ltd.	247,200
26,699	Intel Corp.	863,713
1,006	Lam Research Corp.	83,095
6,112	Linear Technology Corp.	272,351

		1,621,200

Shares	Description	Value (†)
Common Stocks – continued
	Software – 3.7%
4,476	Adobe Systems, Inc.(b)	$419,849
38,162	Microsoft Corp.	2,107,687
18,653	Oracle Corp.	763,094
5,230	Salesforce.com, Inc.(b)	386,131

		3,676,761

	Specialty Retail – 1.9%
238	AutoZone, Inc.(b)	189,612
3,609	Gap, Inc. (The)	106,105
5,423	Home Depot, Inc. (The)	723,591
5,359	Lowe’s Cos., Inc.	405,944
675	O’Reilly Automotive, Inc.(b)	184,720
4,365	TJX Cos., Inc. (The)	341,998

		1,951,970

	Technology Hardware, Storage & Peripherals – 1.1%
10,424	Apple, Inc.	1,136,112

	Textiles, Apparel & Luxury Goods – 0.6%
7,548	NIKE, Inc., Class B	463,975
1,713	Under Armour, Inc., Class A(b)	145,314

		609,289

	Tobacco – 1.4%
10,730	Philip Morris International, Inc.	1,052,720
7,522	Reynolds American, Inc.	378,432

		1,431,152

	Total Common Stocks (Identified Cost $54,224,858)	58,641,135

Principal Amount
Short-Term Investments – 41.3%
	Certificates of Deposit – 22.6%
$ 700,000	Bank of Nova Scotia (TX), 0.619%, 4/01/2016 (c)	700,000
1,000,000	Abbey National Treasury Services PLC (CT), 0.620%, 4/01/2016	1,000,009
2,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.480%, 4/05/2016	2,000,030
1,400,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.390%, 4/07/2016	1,400,003
1,800,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.480%, 4/07/2016	1,800,038
1,000,000	Mizuho Bank Ltd. (NY), 0.660%, 4/18/2016	1,000,157
1,300,000	Svenska Handelsbanken (NY), 0.465%, 5/02/2016 (d)	1,300,069
1,000,000	Mizuho Bank Ltd. (NY), 0.600%, 5/04/2016	1,000,184
1,000,000	Swedbank (NY), 0.540%, 5/05/2016 (d)	1,000,162
1,000,000	Canadian Imperial Bank of Commerce, 0.758%, 5/17/2016 (c)(d)	1,000,391

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$ 2,000,000	Toronto Dominion Bank, 0.480%, 5/19/2016	$2,000,111
2,000,000	Credit Industriel et Commercial (NY), 0.650%, 6/01/2016	2,000,704
1,000,000	State Street Bank and Trust Company, 0.659%, 6/01/2016 (c)(d)	1,000,283
1,500,000	Westpac Banking Corp. (NY), 0.621%, 6/16/2016 (c)(d)	1,500,298
2,000,000	Sumitomo Mitsui Trust Bank (NY), 0.838%, 7/08/2016 (c)(d)	2,001,446
2,000,000	Bank of Montreal (IL), 0.806%, 8/15/2016 (c)	2,001,118

		22,705,003

	Time Deposits – 10.6%
2,650,000	Canadian Imperial Bank of Commerce, 0.230%, 4/01/2016	2,650,000
4,000,000	Credit Agricole, 0.270%, 4/01/2016	4,000,000
4,000,000	National Bank of Kuwait, 0.280%, 4/01/2016 (c)	4,000,000

		10,650,000

	Commercial Paper – 3.3%
3,300,000	JPMorgan Securities LLC, 0.635%, 5/03/2016 (c)(d)	3,299,904

	Other Notes – 3.0%
3,000,000	Bank of America N.A., 0.670%, 7/06/2016 (c)(d)	3,001,194

	Treasuries – 1.8%
400,000	U.S. Treasury Bills, 0.265%, 4/21/2016 (e)(g)	399,977
400,000	U.S. Treasury Bills, 0.265%, 5/19/2016 (e)(g)	399,930
650,000	U.S. Treasury Bills, 0.265%-0.465%, 7/07/2016 (e)(f)(g)	649,589
400,000	U.S. Treasury Bills, 0.385%, 8/18/2016 (e)(g)	399,482

		1,848,978

	Total Short-Term Investments (Identified Cost $41,498,670)	41,505,079

Description	Value (†)
Total Investments – 99.7% (Identified Cost $95,723,528)(a)	$100,146,214
Other assets less liabilities – 0.3%	327,478

Net Assets – 100.0%	$100,473,692

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $95,723,528 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,959,953
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,537,267)

Net unrealized appreciation	$4,422,686

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/17/2016	81	$8,308,575	$(291,803)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$58,641,135	$—	$—	$58,641,135
Short-Term Investments*	—	41,505,079	—	41,505,079

Total	$58,641,135	$41,505,079	$—	$100,146,214

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(291,803)	$—	$—	$(291,803)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts to hedge against a decline in value of an equity security that it owns. The Fund may also use futures contracts to increase its exposure to the U.S. equity market or to manage volatility. During the period ended March 31, 2016, the Fund used long and short contracts on U.S. equity market indices to gain investment exposure in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2016:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Equity contracts	$(291,803)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Maximum Amount of Loss - Gross
Exchange-traded counterparty credit risk
Margin with brokers	$2,155,766

Industry Summary at March 31, 2016 (Unaudited)

Pharmaceuticals	4.4%
Oil, Gas & Consumable Fuels	3.7
Software	3.7
Internet Software & Services	3.2
Banks	3.1
Biotechnology	2.2
IT Services	2.0
Other Investments, less than 2% each	36.1
Short-Term Investments	41.3

Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets

	Air Freight & Logistics – 2.2%
32,300	FedEx Corp.	$5,255,856

	Automobiles – 3.8%
387,500	Fiat Chrysler Automobiles NV	3,123,250
123,500	General Motors Co.	3,881,605
45,800	Harley-Davidson, Inc.	2,350,914

		9,355,769

	Banks – 10.1%
569,500	Bank of America Corp.	7,699,640
159,100	Citigroup, Inc.	6,642,425
108,100	JPMorgan Chase & Co.	6,401,682
83,000	Wells Fargo & Co.	4,013,880

		24,757,627

	Beverages – 1.6%
36,400	Diageo PLC, Sponsored ADR	3,926,468

	Capital Markets – 8.2%
101,300	Bank of New York Mellon Corp. (The)	3,730,879
83,600	Franklin Resources, Inc.	3,264,580
27,410	Goldman Sachs Group, Inc. (The)	4,302,822
97,400	State Street Corp.	5,699,848
39,700	T. Rowe Price Group, Inc.	2,916,362

		19,914,491

	Chemicals – 1.7%
46,900	Monsanto Co.	4,115,006

	Consumer Finance – 4.1%
249,600	Ally Financial, Inc.(b)	4,672,512
78,700	Capital One Financial Corp.	5,454,697

		10,127,209

	Electronic Equipment, Instruments & Components – 2.0%
79,000	TE Connectivity Ltd.	4,891,680

	Energy Equipment & Services – 2.3%
107,000	Halliburton Co.	3,822,040
58,400	National Oilwell Varco, Inc.	1,816,240

		5,638,280

	Food Products – 1.7%
55,700	Nestle S.A., Sponsored ADR	4,155,777

	Health Care Equipment & Supplies – 1.2%
39,100	Medtronic PLC	2,932,500

	Health Care Providers & Services – 2.1%
40,650	UnitedHealth Group, Inc.	5,239,785

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – 2.6%
34,700	Whirlpool Corp.	$6,257,798

	Industrial Conglomerates – 3.1%
239,700	General Electric Co.	7,620,063

	Insurance – 8.4%
89,100	Aflac, Inc.	5,625,774
116,800	American International Group, Inc.	6,313,040
48,350	Aon PLC	5,050,157
90,100	Principal Financial Group, Inc.	3,554,445

		20,543,416

	Internet & Catalog Retail – 1.9%
186,700	Liberty Interactive Corp./QVC Group, Class A(b)	4,714,175

	Internet Software & Services – 3.6%
11,540	Alphabet, Inc., Class A(b)	8,803,866

	IT Services – 7.5%
63,400	Automatic Data Processing, Inc.	5,687,614
68,500	MasterCard, Inc., Class A	6,473,250
81,220	Visa, Inc., Class A	6,211,706

		18,372,570

	Machinery – 6.0%
66,100	Caterpillar, Inc.	5,059,294
47,000	Cummins, Inc.	5,167,180
40,500	Parker Hannifin Corp.	4,498,740

		14,725,214

	Media – 2.8%
46,300	Comcast Corp., Class A	2,828,004
309,500	News Corp., Class A	3,952,315

		6,780,319

	Oil, Gas & Consumable Fuels – 4.2%
81,000	Anadarko Petroleum Corp.	3,772,170
130,400	Apache Corp.	6,364,824

		10,136,994

	Personal Products – 1.4%
76,900	Unilever PLC, Sponsored ADR	3,474,342

	Pharmaceuticals – 1.5%
89,400	Sanofi, Sponsored ADR	3,590,304

	Semiconductors & Semiconductor Equipment – 7.7%
144,200	Applied Materials, Inc.	3,054,156
187,400	Intel Corp.	6,062,390
77,900	QUALCOMM, Inc.	3,983,806
100,100	Texas Instruments, Inc.	5,747,742

		18,848,094

	Software – 4.6%
99,800	Microsoft Corp.	5,511,954

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
141,400	Oracle Corp.	$5,784,674

		11,296,628

	Technology Hardware, Storage & Peripherals – 2.3%
51,950	Apple, Inc.	5,662,030

	Total Common Stocks (Identified Cost $228,333,684)	241,136,261

Principal Amount
Short-Term Investments – 1.8%
$ 4,305,419	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $4,305,423 on 4/01/2016 collateralized by $4,270,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $4,392,763 including accrued interest(c) (Identified Cost $4,305,419)	4,305,419

	Total Investments – 100.4% (Identified Cost $232,639,103)(a)	245,441,680
	Other assets less liabilities – (0.4)%	(999,096)

	Net Assets – 100.0%	$244,442,584

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $232,639,103 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,573,412
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,770,835)

Net unrealized appreciation	$12,802,577

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$241,136,261	$—	$—	$241,136,261
Short-Term Investments	—	4,305,419	—	4,305,419

Total	$241,136,261	$4,305,419	$—	$245,441,680

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2016 (Unaudited)

Banks	10.1%
Insurance	8.4
Capital Markets	8.2
Semiconductors & Semiconductor Equipment	7.7
IT Services	7.5
Machinery	6.0
Software	4.6
Oil, Gas & Consumable Fuels	4.2
Consumer Finance	4.1
Automobiles	3.8
Internet Software & Services	3.6
Industrial Conglomerates	3.1

Media	2.8
Household Durables	2.6
Technology Hardware, Storage & Peripherals	2.3
Energy Equipment & Services	2.3
Air Freight & Logistics	2.2
Health Care Providers & Services	2.1
Electronic Equipment, Instruments & Components	2.0
Other Investments, less than 2% each	11.0
Short-Term Investments	1.8

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.4% of Net Assets

Non-Convertible Bonds – 84.5%

	ABS Car Loan – 2.8%
$ 804,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.310%, 10/08/2019	$819,570
1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021	1,471,027
600,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	579,576
655,000	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A	651,323
4,075,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A	4,028,971
270,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A	265,346
440,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	432,821
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A	335,765
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A	1,665,940
2,450,000	Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022, 144A	2,235,973
2,070,000	Flagship Credit Auto Trust, Series 2015-3, Class D, 7.120%, 11/15/2022, 144A	2,043,314
2,280,000	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/2019(b)	2,279,040
2,810,000	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(b)	2,815,136
3,350,000	Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.410%, 2/15/2020	3,363,249
2,455,000	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/2018(b)	2,454,296
3,385,000	Honda Auto Receivables Owner Trust, Series 2015-3, Class A3, 1.270%, 4/18/2019	3,393,992
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A	3,070,548
3,215,000	Toyota Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.340%, 6/17/2019	3,223,458

		35,129,345

	ABS Credit Card – 4.8%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 0.856%, 2/16/2021(b)(c)	3,151,520
2,695,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.430%, 6/15/2020(b)	2,708,540
2,295,000	American Express Credit Account Master Trust, Series 2014-5, Class A, 0.726%, 5/15/2020(b)(c)	2,295,000
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 0.816%, 6/15/2021(b)(c)	2,048,359
3,600,000	Capital One Multi-Asset Execution Trust, Series 2004-A7, Class A7, 1.450%, 8/16/2021	3,608,865
3,075,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019(b)	3,076,737

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Credit Card – continued
$ 6,600,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.010%, 10/15/2018(b)	$6,604,542
6,640,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.380%, 11/15/2019(b)	6,661,631
3,780,000	Chase Issuance Trust, Series 2014-A8, Class A, 0.686%, 11/15/2018(b)(c)	3,780,137
3,560,000	Chase Issuance Trust, Series 2015-A1, Class A, 0.756%, 2/18/2020(b)(c)	3,562,465
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A, 1.840%, 4/15/2022(b)	3,533,270
3,165,000	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.320%, 9/07/2018(b)	3,170,839
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.872%, 9/10/2020(b)(c)	5,839,623
3,000,000	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 4/24/2019(b)	3,007,795
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020(b)	3,075,036
3,600,000	World Financial Network Credit Card Master Trust, Series 2015-C, Class A, 1.260%, 3/15/2021	3,596,120

		59,720,479

	ABS Home Equity – 10.9%
851,251	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 2.866%, 3/25/2035(b)(c)	822,914
984,632	Adjustable Rate Mortgage Trust, Series 2004-5, Class 5A1, 2.725%, 4/25/2035(b)(c)	940,282
873,264	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033(b)	895,113
709,891	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033	703,510
529,619	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	534,533
1,525,577	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	1,551,812
1,500,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.941%, 6/17/2031, 144A(c)	1,389,063
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	292,536
1,980,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A	1,957,801
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A	1,188,666
1,158,983	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033(b)	1,173,361
1,643,614	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	1,659,656
1,011,530	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	1,021,135
1,311,464	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7, 5.250%, 7/25/2035	1,184,876
875,228	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	811,438
1,772,557	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.808%, 11/20/2034(c)	1,706,813

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 656,320	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(b)	$679,222
1,244,364	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	1,265,378
2,610,498	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.971%, 9/25/2034(c)	2,382,021
1,421,842	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1, 2.733%, 2/25/2036(c)	1,082,438
753,883	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.717%, 5/25/2035(c)	699,623
3,017,258	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 2.755%, 8/25/2035(c)	2,775,026
3,334,769	Citigroup Mortgage Loan Trust, Inc., Series 2014-11, Class 2A1, 0.576%, 8/25/2036, 144A(c)	2,885,642
3,052,174	Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1, 0.636%, 6/25/2047, 144A(b)(c)	2,677,267
2,325,880	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1, 6.000%, 9/25/2036	2,046,317
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,337,016
400,000	Colony American Homes, Series 2014-2A, Class E, 3.630%, 7/17/2031, 144A(c)	377,002
1,855,000	Colony American Homes, Series 2014-1A, Class C, 2.291%, 5/17/2031, 144A(b)(c)	1,780,260
1,630,000	Colony American Homes, Series 2015-1A, Class D, 2.591%, 7/17/2032, 144A(b)(c)	1,514,517
941,949	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	980,651
936,094	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(b)	951,091
20,837	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.318%, 8/25/2034(c)(d)	20,406
1,068,207	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.643%, 5/25/2035(c)	872,014
666,389	Countrywide Alternative Loan Trust, Series 2007-4, Class 1A7, 5.750%, 4/25/2037	590,787
1,060,338	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 2.895%, 8/25/2034(c)	924,679
165,003	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.650%, 9/20/2034(c)	157,989
408,842	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.703%, 4/25/2035(c)	329,043
1,140,541	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035	1,056,120
842,765	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 2.732%, 11/25/2033(b)(c)	807,789
539,142	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 2.833%, 12/25/2033(c)(d)	522,063
2,182,901	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 3A1, 2.847%, 5/25/2034(b)(c)	2,031,646
963,348	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035	870,553
481,746	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1, 6.500%, 10/25/2021	396,989

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 158,933	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-3, Class 4A4, 5.250%, 6/25/2035(d)	$156,868
857,967	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-5, Class 1A4, 5.500%, 11/25/2035(c)	802,199
896,910	DSLA Mortgage Loan, Series 2005-AR5, Class 2A1A, 0.762%, 9/19/2045(c)	642,479
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.683%, 11/25/2023(c)	493,937
2,015,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 2.633%, 2/25/2024(b)(c)	2,011,780
1,785,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 2.083%, 4/25/2024(b)(c)	1,765,333
2,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.283%, 10/25/2027(c)	2,556,706
1,648,267	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.928%, 6/19/2035(c)	1,578,306
609,992	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.195%, 7/19/2035(c)	549,818
245,159	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.144%, 12/25/2034(c)	228,350
1,219,741	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.875%, 12/25/2034(b)(c)	1,165,840
562,006	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.652%, 7/25/2035(c)	528,103
1,095,662	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1.213%, 12/25/2034(c)	909,740
2,182,361	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.073%, 7/25/2045(c)	1,755,826
3,035,000	Invitation Homes Trust, Series 2014-SFR1, Class B, 1.941%, 6/17/2031, 144A(b)(c)	2,954,952
860,000	Invitation Homes Trust, Series 2015-SFR1, Class E, 4.641%, 3/17/2032, 144A(c)	840,335
2,598,999	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 3A1, 3.187%, 3/25/2036(c)	2,238,488
916,029	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 2.137%, 11/25/2033(b)(c)	887,006
2,519,156	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	2,544,719
1,893,541	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.590%, 4/25/2035(c)	1,812,027
663,725	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 2.810%, 6/25/2035(b)(c)	665,890
2,376,674	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.000%, 1/25/2036	1,900,857
1,465,292	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 2.669%, 2/25/2036(c)	1,286,402
2,883,671	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A4, 2.781%, 1/25/2037(c)	2,521,566
2,253,774	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.750%, 3/25/2037	1,816,399

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 2,196,885	Lehman XS Trust, Series 2006-4N, Class A2A, 0.653%, 4/25/2046(c)	$1,515,451
442,745	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 2.797%, 5/25/2034(c)(d)	421,232
2,085,913	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.608%, 7/25/2034(c)	2,006,323
512,186	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 2.810%, 4/25/2036(c)	488,183
732,646	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	748,372
738,159	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	756,431
874,344	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	892,149
2,293,791	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	2,370,018
1,583,511	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8, 6.000%, 3/25/2037	1,135,645
299,486	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.372%, 5/25/2036(c)	286,872
840,677	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)	773,735
1,766,959	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,780,124
2,502,589	National City Mortgage Capital Trust, Series 2008-1, Class 2A1, 6.000%, 3/25/2038	2,598,710
1,662,703	Oak Hill Advisors Residential Loan Trust, Series 15-NPL2 Class A1, 3.721%, 7/25/2055, 144A(c)	1,651,973
3,351,415	RCO Depositor II LLC, Series 2015-2A, Class A, 4.500%, 11/25/2045, 144A(c)	3,352,704
2,700,000	RCO Depositor II LLC, Series 2015-2A, Class M, 5.000%, 11/25/2045, 144A	2,567,159
1,961,391	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,708,899
721,291	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	711,299
838,244	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.756%, 9/25/2034(b)(c)	820,944
4,821,630	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 2A, 2.625%, 11/25/2034(b)(c)	4,689,464
1,338,182	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.466%, 6/25/2034(b)(c)	1,295,220
627,873	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.743%, 7/25/2035(c)	443,328
1,053,795	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(b)	1,093,376
529,858	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	537,262
1,410,271	VOLT XXXI LLC, Series 2015-NPL2, Class A1, 3.375%, 2/25/2055, 144A(b)(c)	1,389,662
521,602	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034(b)	535,004
3,214,456	WaMu Mortgage Pass Through Certificates, Series 2005-AR10, Class 1A3, 2.497%, 9/25/2035(c)	3,065,754

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 1,157,904	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.155%, 9/25/2046(c)	$996,565
3,331,837	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.905%, 1/25/2047(c)	2,833,949
2,214,033	WaMu Mortgage Pass Through Certificates, Series 2007-HY5, Class 2A3, 2.089%, 5/25/2037(c)	1,921,944
296,098	Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 1A9, 2.735%, 10/25/2033(c)	295,603
994,828	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.835%, 2/25/2034(b)(c)	987,664
500,880	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 2.743%, 8/25/2034(b)(c)	495,593
339,653	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	350,641
394,469	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	399,285
1,313,463	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	1,290,568
687,444	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.794%, 6/25/2035(b)(c)	686,884

		135,354,973

	ABS Other – 3.8%
4,497,768	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)(c)	4,457,693
3,109,259	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	2,966,181
737,271	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A(b)	740,963
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A	577,731
1,950,000	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)	1,715,610
718,452	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)	588,413
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)	704,165
5,700,000	GE Accounts Receivable Funding, 6.992%, 8/24/2017, 144A(d)(e)	5,700,000
1,407,471	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)	1,344,102
3,120,000	OneMain Financial Issuance Trust, 4.160%, 11/20/2028, 144A	2,981,909
1,495,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(b)	1,491,245
730,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(b)	727,151
745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A(b)	719,977
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A	6,075,594
1,265,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(b)	1,252,452
2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A	2,725,887

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$ 4,543,564	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	$4,500,855
213,985	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	214,816
841,352	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(b)	828,815
1,702,754	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(b)	1,696,464
1,804,358	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A(b)	1,799,493
2,844,333	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(b)	2,725,630

		46,535,146

	ABS Student Loan – 0.4%
401,934	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.683%, 8/25/2032, 144A(b)(c)	395,618
2,038,509	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1.633%, 3/25/2033, 144A(b)(c)	1,993,537
3,110,000	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A	3,001,953

		5,391,108

	Aerospace & Defense – 1.1%
2,340,000	KLX, Inc., 5.875%, 12/01/2022, 144A	2,328,300
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	5,702,850
825,000	Rockwell Collins, Inc., 0.984%, 12/15/2016(b)(c)	825,307
5,905,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,251,600

		13,108,057

	Airlines – 2.6%
8,490,000	Air Canada Pass Through Trust, Series 2015-2, Class B, 5.000%, 6/15/2025, 144A(b)	7,947,319
28,340,000	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A(b)	24,224,182

		32,171,501

	Automotive – 3.6%
3,700,000	American Honda Finance Corp., Series MTN, 1.073%, 9/20/2017(c)	3,706,900
6,590,000	Daimler Finance North America LLC, 1.296%, 8/01/2016, 144A(b)(c)	6,594,811
6,805,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026(b)	7,207,373
425,000	General Motors Co., 6.750%, 4/01/2046	483,126
4,020,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	4,204,623
6,100,000	Hyundai Capital Services, Inc., 1.439%, 3/18/2017, 144A(b)(c)	6,099,756

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$ 5,960,000	Nissan Motor Acceptance Corp., 1.182%, 3/03/2017, 144A(b)(c)	$5,962,247
6,640,000	Nissan Motor Acceptance Corp., 1.330%, 9/26/2016, 144A(b)(c)	6,646,859
3,210,000	Volkswagen International Finance NV, 1.058%, 11/18/2016, 144A(b)(c)	3,194,383

		44,100,078

	Banking – 8.1%
6,825,000	Bank of America Corp., MTN, 4.200%, 8/26/2024(b)	6,949,829
3,080,000	Bank of America Corp., Series L, MTN, 3.950%, 4/21/2025(b)	3,064,464
6,780,000	Barclays PLC, 4.375%, 1/12/2026(b)	6,653,350
5,800,000	Credit Agricole S.A., (fixed rate to 1/23/2024, variable rate thereafter), 7.875%, 144A(g)	5,481,000
3,800,000	Deutsche Bank AG, 4.500%, 4/01/2025	3,302,774
4,665,000	HSBC Holdings PLC, 4.300%, 3/08/2026	4,822,742
12,955,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A(b)	12,131,619
6,360,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	6,172,374
7,200,000	Morgan Stanley, 4.350%, 9/08/2026(b)	7,409,383
3,075,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	3,261,855
11,195,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(g)	10,691,225
12,840,000	Santander Holdings USA, Inc., 4.500%, 7/17/2025(b)	13,200,008
3,000,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A	2,837,535
6,935,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%(g)	6,466,673
8,400,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%, 144A(g)	7,832,740

		100,277,571

	Building Materials – 1.1%
725,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	536,500
7,285,000	Cemex SAB de CV, 6.125%, 5/05/2025, 144A	6,811,475
3,920,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	4,017,608
890,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	936,725
1,790,000	Owens Corning, 4.200%, 12/01/2024(b)	1,787,687

		14,089,995

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – 2.5%
$ 3,600,000	Cablevision Systems Corp., 7.750%, 4/15/2018	$3,746,232
2,885,000	Cablevision Systems Corp., 8.625%, 9/15/2017	3,050,888
4,045,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	4,115,787
4,035,000	CCO Safari II LLC, 6.484%, 10/23/2045, 144A	4,489,849
2,865,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A	2,337,688
1,575,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A	1,300,361
1,230,000	CSC Holdings LLC, 5.250%, 6/01/2024	1,096,238
3,440,000	DISH DBS Corp., 5.875%, 7/15/2022	3,259,400
5,650,000	DISH DBS Corp., 5.875%, 11/15/2024	5,183,875
830,000	DISH DBS Corp., 6.750%, 6/01/2021	856,975
2,065,000	Time Warner Cable, Inc., 4.500%, 9/15/2042(b)	1,833,115

		31,270,408

	Chemicals – 0.6%
2,596,000	Albemarle Corp., 4.150%, 12/01/2024(b)	2,570,032
3,170,000	Hercules, Inc., 6.500%, 6/30/2029	2,472,600
2,300,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A	2,349,365

		7,391,997

	Collateralized Mortgage Obligations – 0.6%
988,653	Chase Mortgage Finance Trust, Series 2007-A1, Class 11M1, 2.624%, 3/25/2037(c)	917,382
60,648,215	Government National Mortgage Association, Series 2012-135, Class IO, 0.684%, 1/16/2053(b)(c)(h)	3,035,667
3,927,464	Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 2.667%, 2/25/2036(c)	3,602,696

		7,555,745

	Consumer Cyclical Services – 0.3%
3,185,000	Interval Acquisition Corp., 5.625%, 4/15/2023, 144A	3,192,963

	Electric – 1.4%
4,205,000	Cia de Eletricidade do Estado da Bahia, 11.750%, 4/27/2016, 144A, (BRL)	1,131,461
3,190,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,194,466
12,170,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	13,539,125

		17,865,052

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – 2.8%
$ 2,300,000		Air Lease Corp., 3.750%, 2/01/2022(b)	$2,289,903
8,365,000		Air Lease Corp., 4.250%, 9/15/2024(b)	8,260,438
2,510,000		Aircastle Ltd., 5.500%, 2/15/2022	2,618,231
10,810,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	9,458,750
11,963,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	11,604,110

			34,231,432

		Financial Other – 0.5%
6,780,000		Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	6,661,350

		Food & Beverage – 0.2%
10,800,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(b)	2,493,012
2,300,000		Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	524,523

			3,017,535

		Gaming – 0.4%
1,425,000		Boyd Gaming Corp., 6.375%, 4/01/2026, 144A	1,478,438
3,105,000		MGM Resorts International, 6.000%, 3/15/2023	3,213,675

			4,692,113

		Government Owned - No Guarantee – 2.0%
630,000		Corporacion Financiera de Desarrollo S.A., 3.250%, 7/15/2019, 144A(b)	641,025
1,240,000		Corporacion Financiera de Desarrollo S.A., (fixed rate to 7/15/2024, variable rate thereafter), 5.250%, 7/15/2029, 144A(b)	1,249,300
18,670,000,000		Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(i)	5,305,840
6,635,000		Petrobras Global Finance BV, 4.875%, 3/17/2020	5,521,647
9,960,000		Petrobras Global Finance BV, 5.375%, 1/27/2021	8,233,235
250,000		Petrobras Global Finance BV, 6.750%, 1/27/2041	179,750
700,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(b)	3,918,499

			25,049,296

		Healthcare – 1.0%
5,075,000		Express Scripts Holding Co., 4.500%, 2/25/2026(b)	5,254,488
5,965,000		Greatbatch Ltd., 9.125%, 11/01/2023, 144A	5,912,806

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$ 560,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	$582,400

		11,749,694

	Independent Energy – 4.5%
135,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	105,899
1,915,000	Antero Resources Corp., 5.125%, 12/01/2022	1,737,862
275,000	Antero Resources Corp., 5.375%, 11/01/2021	254,375
150,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	105,750
665,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	447,213
905,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	239,825
240,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	67,200
700,000	California Resources Corp., 5.500%, 9/15/2021	154,000
4,235,000	California Resources Corp., 6.000%, 11/15/2024	952,875
1,095,000	California Resources Corp., 8.000%, 12/15/2022, 144A	417,469
2,905,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,016,750
110,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	42,350
140,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	54,600
800,000	Concho Resources, Inc., 5.500%, 10/01/2022	786,000
4,455,000	Concho Resources, Inc., 5.500%, 4/01/2023	4,365,900
1,270,000	ConocoPhillips, 6.500%, 2/01/2039	1,388,690
4,085,000	ConocoPhillips Co., 4.950%, 3/15/2026	4,264,503
3,635,000	Continental Resources, Inc., 3.800%, 6/01/2024	2,871,650
560,000	Continental Resources, Inc., 4.500%, 4/15/2023	468,300
11,465,000	Continental Resources, Inc., 5.000%, 9/15/2022	9,881,397
1,342,000	Devon Energy Corp., 5.000%, 6/15/2045	1,001,625
3,415,000	Diamondback Energy, Inc., 7.625%, 10/01/2021	3,517,450
1,195,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	848,450
4,519,000	Matador Resources Co., 6.875%, 4/15/2023	4,326,942
1,265,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	746,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 180,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	$108,675
2,055,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,212,450
865,000	Noble Energy, Inc., 5.050%, 11/15/2044	736,725
1,216,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,222,080
1,260,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	932,400
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(e)(j)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(e)(j)	—
7,565,000	RSP Permian, Inc., 6.625%, 10/01/2022	7,451,525
1,055,000	SM Energy Co., 5.000%, 1/15/2024	730,260
1,750,000	SM Energy Co., 6.125%, 11/15/2022	1,275,750
575,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	44,563
400,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	277,000
3,255,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	2,213,400

		56,268,253

	Industrial Other – 0.2%
2,200,000	Alfa SAB de CV, 6.875%, 3/25/2044, 144A(b)	2,200,000

	Integrated Energy – 1.2%
2,935,000	BP Capital Markets PLC, 1.040%, 11/07/2016(b)(c)	2,932,661
6,595,000	Chevron Corp., 0.788%, 11/15/2017(b)(c)	6,563,905
7,020,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(i)(j)	1,193,400
2,090,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(i)(j)	355,300
3,310,000	Shell International Finance BV, 0.828%, 11/15/2016(b)(c)	3,309,556

		14,354,822

	Life Insurance – 0.8%
6,115,000	American International Group, Inc., 3.900%, 4/01/2026	6,134,067
2,300,000	Assicurazioni Generali SpA, EMTN, (fixed rate to 12/12/2022, variable rate thereafter), 7.750%, 12/12/2042, (EUR)	3,143,875

		9,277,942

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – 0.4%
$ 5,175,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	$5,301,684

	Lodging – 0.4%
4,900,000	Wyndham Worldwide Corp., 5.100%, 10/01/2025	5,148,391

	Media Entertainment – 0.1%
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	1,300,739

	Midstream – 3.2%
410,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	318,717
5,595,000	Energy Transfer Partners LP, 6.125%, 12/15/2045	5,021,871
765,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	530,103
630,000	Enterprise Products Operating LLC, 3.700%, 2/15/2026	617,925
595,000	Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	552,037
835,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	756,498
1,195,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	938,755
255,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	210,381
1,750,000	Kinder Morgan Energy Partners LP, 5.625%, 9/01/2041	1,518,900
450,000	MPLX LP, 4.000%, 2/15/2025	387,990
765,000	MPLX LP, 4.500%, 7/15/2023, 144A	705,464
5,395,000	MPLX LP, 4.875%, 12/01/2024, 144A	4,980,864
785,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	474,925
1,480,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	1,105,427
1,710,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020(b)	1,708,900
5,055,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	4,821,206
180,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	157,950
690,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	636,525
1,120,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	1,080,800
6,015,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024, 144A	5,909,737
1,310,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	1,165,900
2,005,000	Williams Cos., Inc. (The), 5.750%, 6/24/2044	1,333,325

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$ 4,195,000	Williams Partners LP, 4.000%, 9/15/2025	$3,375,704
965,000	Williams Partners LP, 5.100%, 9/15/2045	694,361

		39,004,265

	Non-Agency Commercial Mortgage-Backed Securities – 5.6%
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.936%, 8/15/2029, 144A(b)(c)	1,493,551
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class E, 4.106%, 8/15/2029, 144A(c)	1,523,746
3,442,048	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.638%, 5/15/2018, 144A(i)	3,442,048
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.096%, 4/15/2044, 144A(b)(c)	4,776,697
2,135,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.586%, 10/15/2031, 144A(c)(i)	2,127,754
462,434	Commercial Mortgage Trust, Series 2014-SAVA, Class A, 1.587%, 6/15/2034, 144A(b)(c)	454,277
855,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 2.187%, 6/15/2034, 144A(b)(c)	836,921
1,605,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.837%, 6/15/2034, 144A(b)(c)	1,564,633
3,700,000	Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class A, 1.686%, 3/15/2017, 144A(b)(c)	3,672,554
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.699%, 11/10/2046, 144A(b)(c)	2,650,778
7,430,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.036%, 12/05/2031, 144A(b)(c)	7,519,586
6,295,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.794%, 8/10/2045(c)	5,997,447
1,915,000	Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/2030, 144A(b)	1,917,463
1,460,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A(b)	1,461,853
1,580,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(c)	1,589,297
1,520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)(c)	1,507,593
3,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 4.936%, 7/15/2036, 144A(c)	3,008,007
1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.715%, 4/12/2049(b)(c)	1,334,805
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.318%, 6/15/2044, 144A(b)(c)	1,674,174
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.318%, 6/15/2044, 144A(b)(c)	2,187,495
9,846,533	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(i)	9,228,170
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 2.936%, 11/15/2026, 144A(b)(c)	2,222,860
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 3.686%, 11/15/2026, 144A(b)(c)	2,139,664

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 3,165,000	SCG Trust, Series 2013-SRP1, Class D, 3.780%, 11/15/2026, 144A(b)(c)	$2,940,340
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.602%, 2/15/2044, 144A(b)(c)	2,671,298

		69,943,011

	Oil Field Services – 0.2%
1,255,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	826,274
3,490,000	Noble Holding International Ltd., 5.250%, 3/15/2042	1,736,816

		2,563,090

	Packaging – 0.1%
870,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	862,931

	Pharmaceuticals – 3.1%
7,500,000	AbbVie, Inc., 3.600%, 5/14/2025(b)	7,872,878
3,070,000	Johnson & Johnson, 0.706%, 11/28/2016(b)(c)	3,070,172
5,570,000	Merck & Co., Inc., 0.746%, 2/10/2017(b)(c)	5,574,049
3,175,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	2,496,344
1,038,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	817,425
13,686,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	10,726,402
9,025,000	VRX Escrow Corp., 4.500%, 5/15/2023, 144A, (EUR)	7,548,116

		38,105,386

	Property & Casualty Insurance – 0.5%
5,435,000	Old Republic International Corp., 4.875%, 10/01/2024(b)	5,653,514

	REITs - Health Care – 0.2%
2,510,000	Healthcare Realty Trust, Inc., 3.875%, 5/01/2025(b)	2,438,360

	REITs - Hotels – 0.2%
2,105,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022(b)	2,274,436

	REITs - Shopping Centers – 0.2%
3,225,000	Brixmor Operating Partnership LP, 3.850%, 2/01/2025(b)	2,955,038

	Retailers – 0.1%
1,080,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023(b)	1,247,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – 0.2%
$ 2,210,000	Republic of Poland, 3.250%, 4/06/2026	$2,206,773

	Technology – 5.1%
4,770,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	5,068,125
1,542,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,588,260
1,275,000	Avnet, Inc., 4.625%, 4/15/2026	1,288,915
2,415,000	Flextronics International Ltd., 4.750%, 6/15/2025	2,360,663
11,225,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025, 144A(b)	11,552,388
10,955,000	Keysight Technologies, Inc., 4.550%, 10/30/2024(b)	10,674,738
7,847,000	KLA-Tencor Corp., 4.650%, 11/01/2024(b)	7,909,517
3,565,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	2,869,825
4,165,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	3,290,350
3,890,000	Open Text Corp., 5.625%, 1/15/2023, 144A	3,967,800
6,125,000	Verisk Analytics, Inc., 5.500%, 6/15/2045(b)	5,985,663
6,200,000	Western Digital Corp., 10.500%, 4/01/2024, 144A	6,215,500

		62,771,744

	Treasuries – 6.6%
80,596,562	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(b)(k)(l)	82,286,188

	Wirelines – 0.1%
10,085,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	929,083

	Total Non-Convertible Bonds (Identified Cost $1,104,870,165)	1,045,648,888

Convertible Bonds – 1.9%

	Building Materials – 0.2%
2,405,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	2,128,425
665,000	KB Home, 1.375%, 2/01/2019	613,462

		2,741,887

	Consumer Products – 0.1%
2,020,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	1,373,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Diversified Operations – 0.1%
$ 775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	$700,891

	Healthcare – 0.0%
570,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	543,637

	Metals & Mining – 0.3%
3,140,000	RTI International Metals, Inc., 1.625%, 10/15/2019	3,285,225

	Midstream – 0.8%
4,385,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	2,773,513
11,350,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	6,604,281

		9,377,794

	Pharmaceuticals – 0.1%
1,265,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,499,816

	REITs - Mortgage – 0.1%
1,245,000	Redwood Trust, Inc., 4.625%, 4/15/2018	1,165,631

	Technology – 0.2%
500,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	495,313
440,000	LinkedIn Corp., 0.500%, 11/01/2019	398,475
1,205,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	820,906
565,000	Novellus Systems, Inc., 2.625%, 5/15/2041	1,376,481

		3,091,175

	Total Convertible Bonds (Identified Cost $30,260,832)	23,779,656

	Total Bonds and Notes (Identified Cost $1,135,130,997)	1,069,428,544

Senior Loans – 3.2%

	Automotive – 0.1%
1,599,897	Gates Global, Inc., Term Loan B, 4.250%, 7/06/2021(c)	1,506,911

	Building Materials – 0.3%
1,963,844	Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 8/28/2020(c)	1,917,811
1,312,873	Ply Gem Industries, Inc., Term Loan, 4.000%, 2/01/2021(c)	1,282,244

		3,200,055

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Chemicals – 0.0%
$ 428,300	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(c)	$419,734

	Consumer Products – 0.1%
1,996,151	SRAM LLC, New Term Loan B, 4.012%, 4/10/2020(m)	1,651,815

	Financial Other – 0.1%
1,182,025	Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 1/04/2021(c)	1,155,430
530,872	Harbourvest Partners LLC, New Term Loan, 3.250%, 2/04/2021(c)	522,909

		1,678,339

	Healthcare – 0.2%
2,155,000	Vizient, Inc., 1st Lien Term Loan, 6.250%, 2/13/2023(c)	2,167,564

	Industrial Other – 0.4%
1,905,924	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(c)	1,639,095
2,970,000	USAGM HoldCo LLC, 2015 Term Loan, 4.750%, 7/28/2022(c)	2,873,475

		4,512,570

	Midstream – 0.2%
1,002,817	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(c)	898,915
1,598,385	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(c)	1,419,701

		2,318,616

	Natural Gas – 0.1%
962,751	Southcross Energy Partners LP, 1st Lien Term Loan, 5.250%, 8/04/2021(c)	673,926

	Other Utility – 0.3%
3,152,635	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(c)	3,089,582

	Property & Casualty Insurance – 0.4%
3,031,140	HUB International Ltd., Term Loan B, 4.000%, 10/02/2020(c)	2,947,784
1,475,100	Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 4/29/2022(c)	1,403,189

		4,350,973

	Retailers – 0.1%
1,882,154	Talbots, Inc. (The), 1st Lien Term Loan, 5.500%, 3/19/2020(c)	1,753,546

	Technology – 0.4%
2,832,200	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(c)	2,751,964
2,670,000	Western Digital Corp., USD Term Loan B, 3/16/2023(n)	2,635,797

		5,387,761

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Transportation Services – 0.0%
$ 467,436	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(c)	$420,693

	Wirelines – 0.5%
3,504,600	Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 8/14/2020(c)	3,296,076
1,600,500	Sable International Finance Ltd., Term Loan B1, 11/23/2022(n)	1,594,210
1,309,500	Sable International Finance Ltd., Term Loan B2, 11/23/2022(n)	1,304,354

		6,194,640

	Total Senior Loans (Identified Cost $41,165,901)	39,326,725

Loan Participations – 0.2%

	ABS Other – 0.2%
2,429,718	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039 (c)(i)(o) (Identified Cost $2,447,941)	2,405,421

Shares	Description	Value (†)
Preferred Stocks – 0.3%

	Cable Satellite – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b) (Identified Cost $4,040,000)	4,161,200

Common Stocks – 0.1%

	Energy Equipment & Services – 0.1%
35,206	Halliburton Co.	1,257,558

	Oil, Gas & Consumable Fuels – 0.0%
188,463	OGX Petroleo e Gas S.A., Sponsored ADR(f)	141,347

	Total Common Stocks (Identified Cost $1,500,770)	1,398,905

Other Investments – 0.7%

	Aircraft ABS – 0.7%
900	ECAF I Blocker Ltd.(d)(e) (Identified Cost $9,000,000)	8,820,000

Units of Currency(†††)
Purchased Options – 0.2%
	Over-the-Counter Options on Currency – 0.2%
15,000,000	CAD Put, expiring July 08, 2016 at 1.4148(p)(q)	37,965
11,100,000	NOK Call, expiring July 08, 2016 at 8.8990(p)(q)	895,881
11,100,000	NOK Call, expiring July 08, 2016 at 9.7615(p)(r)	555,637
114,000,000	SEK Put, expiring July 08, 2016 at 0.9515(p)(r)	496,190

		1,985,673

Shares (†††)	Description	Value(†)
Purchased Options – continued

	Options on Securities – 0.0%
733,600	iShares® iBoxx $ High Yield Corporate Bond ETF, Put expiring April 15, 2016 at 79.0000(p) (Identified Cost $640,363)	$91,700

	Total Purchased Options (Identified Cost $2,266,456)	2,077,373

Notional Amount (†††)
Purchased Swaptions – 0.1%

	Interest Rate Swaptions – 0.1%
$ 336,950,000	1-year Interest Rate Swap Put, expiring 08/16/2016, Pay 28-day TIIE, Receive MXN 4.900% (s)(t)	75,372
1,225,000,000	1-year Interest Rate Swap Put, expiring 08/17/2016, Pay 28-day TIIE, Receive MXN 4.890% (s)(u)	268,743
665,100,000	1-year Interest Rate Swap Put, expiring 1/9/2017, Pay 3-Month SAFEX-JIBAR, Receive ZAR 8.480% (s)(t)	330,155
1,174,600,000	1-year Interest Rate Swap Put, expiring 1/9/2017, Pay 3-Month SAFEX-JIBAR, Receive ZAR 8.480% (s)(u)	583,069
130,200,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 2.570%, Receive 3-month LIBOR (r)(s)	174,155

	Total Purchased Swaptions (Identified Cost $5,244,176)	1,431,494

Principal Amount (‡)
Short-Term Investments – 6.8%
284,326	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2016 at 0.000% to be repurchased at 284,326 on 4/01/2016 collateralized by $284,900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $290,079 including accrued interest(v)	284,326
78,931,085	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $78,931,151 on 4/01/2016 collateralized by $78,730,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $79,812,538; $515,000 U.S. Treasury Bond, 7.250% due 8/15/2022 valued at $701,044 including accrued interest(v)	78,931,085
5,400,000	U.S. Treasury Bills, 0.455%, 7/14/2016(l)(w)	5,396,944

	Total Short-Term Investments (Identified Cost $84,608,313)	84,612,355

	Total Investments – 98.0% (Identified Cost $1,285,404,554)(a)	1,213,662,017
	Other assets less liabilities – 2.0%	24,848,657

	Net Assets – 100.0%	$1,238,510,674

Shares(†††)
Written Options – (0.0%)

	Options on Securities – (0.0%)
733,600	iShares® iBoxx $ High Yield Corporate Bond ETF, Put expiring April 15, 2016 at 75.0000(p) (Premiums Received $122,579)	$(55,020)

Notional Amount (†††)
Written Swaptions – (0.0%)

	Interest Rate Swaptions – (0.0%)
$ 130,200,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 3-month LIBOR, Receive 3.070% (r)(s) (Premiums Received $1,783,740)	$(32,719)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, securities of the Fund were fair valued, as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$ 24,057,933	1.9%	$ 19,422,492	1.6%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Interest rate swaptions are expressed as notional amount. Options on currency are expressed as units of currency. Options on securities are expressed as shares.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2016, the net unrealized depreciation on investments based on a cost of $1,285,352,230 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$16,044,432
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(87,734,645)

Net unrealized depreciation	$(71,690,213)

At December 31, 2015, the Fund had a short-term capital loss carryforward of $44,704,672 with no expiration date and a long-term capital loss carryforward of $5,507,048 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. Rate as of March 31, 2016 is disclosed.
(d)	Fair valued by the Fund’s adviser. At March 31, 2016, the value of these securities amounted to $19,422,492 or 1.6% of net assets.
(e)	Illiquid security. At March 31, 2016, the value of these securities amounted to $17,528,188 or 1.4% of net assets.
(f)	Non-income producing security.
(g)	Perpetual bond with no specified maturity date.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(i)	Illiquid security. At March 31, 2016, the value of these securities amounted to $24,057,933 or 1.9% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Treasury Inflation Protected Security (TIPS).
(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(m)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2016.
(n)	Position is unsettled. Contract rate was not determined at March 31, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(o)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(p)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.
(q)	Counterparty is Morgan Stanley Capital Services Inc.
(r)	Counterparty is Bank of America, N.A.

(s)

The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

(t)	Counterparty is JPMorgan Chase Bank, N.A.
(u)	Counterparty is Deutsche Bank AG.
(v)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(w)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $449,305,567 or 36.3% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SAFEX	South African Futures Exchange
TIIE	Tasa de Interes de Equilibrio - Equilibrium Interbank Interest Rate

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2016, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Republic of Turkey	(1.00%)	6/20/2021	$7,300,000	$522,894	$534,321	$11,427
Barclays Bank PLC	Republic of Mexico	(1.00%)	6/20/2021	6,200,000	176,026	176,494	468
Citibank, N.A.	Republic of Mexico	(1.00%)	6/20/2021	7,080,000	201,011	201,545	534

Total						$912,360	$12,429

(‡)	Notional value stated in U.S. dollars unless otherwise noted.

At March 31, 2016, the Fund had the following open bilateral interest rate swap agreements:

Counterparty	Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
Bank of America, N.A.	36,000,000	ZAR	5/8/2025	7.950%	3-month SAFEX-JIBAR	$106,934
Barclays Bank PLC	291,000,000	ZAR	5/5/2025	7.950%	3-month SAFEX-JIBAR	863,926
JPMorgan Chase Bank, N.A.	57,120,000	ZAR	4/17/2025	7.720%	3-month SAFEX-JIBAR	224,196

Total						$1,195,056

[1]	There are no up front payments on interest rate swap agreements; therefore unrealized appreciation (depreciation) is equal to market value.

JIBAR	Johannesburg Interbank Agreed Rate
SAFEX	South African Futures Exchange

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	4/11/2016	Brazilian Real	27,700,000	$7,687,718	$(379,589)
Sell[1]	5/03/2016	Brazilian Real	85,675,000	23,637,871	(2,557,461)
Buy[2]	5/02/2016	Chilean Peso	15,300,000,000	22,782,007	1,707,627
Sell[2]	5/02/2016	Chilean Peso	15,300,000,000	22,782,007	(405,877)
Buy[3]	4/29/2016	Colombian Peso	46,000,000,000	15,320,363	1,728,991
Sell[3]	4/22/2016	Colombian Peso	18,400,000,000	6,129,475	(629,550)
Buy[1]	4/01/2016	Euro	26,000,000	29,585,395	88,395
Buy[3]	4/29/2016	Euro	4,190,000	4,771,372	26,047
Buy[3]	4/29/2016	Euro	2,815,000	3,205,588	(2,733)
Sell[1]	4/01/2016	Euro	26,000,000	29,585,395	(1,022,055)
Sell[2]	4/29/2016	Euro	8,389,000	9,552,993	(161,508)
Sell[3]	4/29/2016	Euro	9,845,000	11,211,017	(202,485)
Sell[1]	5/03/2016	Euro	26,000,000	29,611,044	(87,264)
Buy[1]	4/01/2016	Hungarian Forint	7,777,600,000	28,196,352	787,274
Buy[1]	5/03/2016	Hungarian Forint	7,777,600,000	28,177,531	145,092
Sell[1]	4/01/2016	Hungarian Forint	7,777,600,000	28,196,352	(148,750)
Sell[3]	4/21/2016	Indonesian Rupiah	196,800,000,000	14,803,175	(17,299)
Sell[1]	4/11/2016	Mexican Peso	92,400,000	5,343,990	(203,947)
Sell[4]	4/29/2016	Mexican Peso	11,230,986	648,540	(8,299)
Sell[1]	4/21/2016	New Taiwan Dollar	1,192,000,000	37,042,354	(717,502)
Sell[5]	5/09/2016	New Zealand Dollar	28,200,000	19,455,881	(634,086)
Sell[4]	4/29/2016	South African Rand	192,300,000	12,961,351	(613,690)
Sell[1]	5/11/2016	South Korean Won	25,000,000,000	21,839,671	(829,502)
Sell[1]	9/19/2016	Yuan Renminbi	235,000,000	36,135,787	(508,134)

Total					$(4,646,305)

At March 31, 2016, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
6/07/2016	New Zealand Dollar	37,702,400	Australian Dollar[5]	34,400,000	$318,550

[1]	Counterparty is Bank of America, N.A.
[2]	Counterparty is Deutsche Bank AG
[3]	Counterparty is Credit Suisse International
[4]	Counterparty is Morgan Stanley & Co.
[5]	Counterparty is Commonwealth Bank of Australia Sydney

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/19/2016	1,398	$346,616,625	$(1,751,763)
Eurodollar	12/18/2017	1,420	351,325,750	(3,014,727)
German Euro Bund	6/08/2016	386	71,734,933	(884,779)

Total				$(5,651,269)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$132,658,470	$2,696,503	(a)	$135,354,973
ABS Other	—	34,845,049	11,690,097	(b)	46,535,146
Independent Energy	—	56,268,253	—	(c)	56,268,253
Non-Agency Commercial Mortgage-Backed Securities	—	55,145,039	14,797,972	(d)	69,943,011
All Other Non-Convertible Bonds*	—	737,547,505	—		737,547,505

Total Non-Convertible Bonds	—	1,016,464,316	29,184,572		1,045,648,888

Convertible Bonds*	—	23,779,656	—		23,779,656

Total Bonds and Notes	—	1,040,243,972	29,184,572		1,069,428,544

Senior Loans*	—	39,326,725	—		39,326,725
Loan Participations*	—	—	2,405,421	(d)	2,405,421
Preferred Stocks*	—	4,161,200	—		4,161,200
Common Stocks*	1,398,905	—	—		1,398,905
Other Investments*	—	—	8,820,000	(e)	8,820,000
Purchased Options
Over-the-Counter Options on Currency	—	1,985,673	—		1,985,673
Options on Securities	91,700	—	—		91,700

Total Purchased Options	91,700	1,985,673	—		2,077,373

Purchased Swaptions*	—	1,431,494	—		1,431,494
Short-Term Investments	—	84,612,355	—		84,612,355

Total Investments	1,490,605	1,171,761,419	40,409,993		1,213,662,017

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	12,429	—		12,429
Bilateral Interest Rate Swap Agreements (unrealized appreciation)	—	1,195,056	—		1,195,056
Forward Foreign Currency Contracts (unrealized appreciation)	—	4,801,976	—		4,801,976

Total	$1,490,605	$1,177,770,880	$40,409,993		$1,219,671,478

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Written Options*	$(55,020)	$—	$—		$(55,020)
Written Swaptions*	—	(32,719)	—		(32,719)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(9,129,731)	—		(9,129,731)
Futures Contracts (unrealized depreciation)	(5,651,269)	—	—		(5,651,269)

Total	$(5,706,289)	$(9,162,450)	$—		$(14,868,739)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($802,199) or fair valued by the Fund’s adviser ($1,894,304).
(b)	Valued using broker-dealer bid prices ($2,981,909) or fair valued by the Fund’s adviser ($5,700,000) or Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($3,008,188).
(c)	Fair valued at zero using level 3 inputs.
(d)	Valued using broker-dealer bid prices.
(e)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2015 and/or March 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$1,961,377	$—	$(2,131)	$(42,167)	$—	$(465,625)	$1,245,049	$—	$2,696,503	$(43,842)
ABS Other	13,438,737	—	—	(1,585,134)	—	(163,506)	—	—	11,690,097	(1,645,438)
Independent Energy	—	72,478	—	(72,478)	—	—	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	16,593,700	—	(3,250)	(492,001)	—	(1,300,477)	—	—	14,797,972	(497,598)
Common Stocks
Oil, Gas & Consumable Fuels	—	—	—	—	—	—	—	—	—	—
Loan Participations	2,445,609	—	(304)	711	—	(40,594)	—	—	2,405,421	1
Other Investments
Aircraft ABS	8,820,000	—	—	—	—	—	—	—	8,820,000	—

Total	$43,259,423	$72,478	$(5,685)	$(2,191,069)	$—	$(1,970,202)	$1,245,049	$—	$40,409,993	$(2,186,877)

A debt security valued at $378,177 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $866,872 was transferred from Level 2 to Level 3 during the period ended March 31, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended March 31, 2016, the Fund used futures, forward foreign currency and option contracts, swaptions, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2016, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended March 31, 2016, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended March 31, 2016, the Fund engaged in futures and option contracts for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2016:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Interest rate contracts	$1,431,494	$—	$—	$1,195,056	$2,626,550
Foreign exchange contracts	1,985,673	4,801,976	—	—	6,787,649
Credit contracts	—	—	—	912,360	912,360

Total over-the-counter asset derivatives	$3,417,167	$4,801,976	$—	$2,107,416	$10,326,559

Exchange-traded/cleared asset derivatives
Equity contracts	91,700	—	—	—	91,700

Total asset derivatives	$3,508,867	$4,801,976	$—	$2,107,416	$10,418,259

Liabilities	Options/swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Interest rate contracts	$(32,719)	$—	$—	$—	$(32,719)
Foreign exchange contracts	—	(9,129,731)	—	—	(9,129,731)

Total over-the-counter liability derivatives	$(32,719)	$(9,129,731)	$—	$—	$(9,162,450)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(5,651,269)	$—	$(5,651,269)
Equity contracts	(55,020)	—	—	—	(55,020)

Total Exchange-traded/cleared liability derivatives	$(55,020)	$—	$(5,651,269)	$—	$(5,706,289)

Total liability derivatives	$(87,739)	$(9,129,731)	$(5,651,269)	$—	$(14,868,739)

[1]	Represents purchased options/swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, options, interest rate swaptions and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of March 31, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(4,133,246)	$2,168,255
Commonwealth Bank of Australia Sydney	(315,536)	—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$21,202,324	$9,286,300

These amounts include cash and securities received as collateral of $5,364,393.

Industry Summary at March 31, 2016 (Unaudited)

ABS Home Equity	10.9%
Banking	8.1
Treasuries	6.6
Technology	5.7
Non-Agency Commercial Mortgage-Backed Securities	5.6
ABS Credit Card	4.8
Independent Energy	4.5
Midstream	4.2
ABS Other	4.0
Automotive	3.7
Pharmaceuticals	3.2
Cable Satellite	2.8
ABS Car Loan	2.8
Finance Companies	2.8
Airlines	2.6
Government Owned - No Guarantee	2.0
Other Investments, less than 2% each	16.9
Short-Term Investments	6.8

Total Investments	98.0
Other assets less liabilities (including open written options/swaptions, swap agreements, forward foreign currency contracts and futures contracts)	2.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.1% of Net Assets

Municipals – 90.1%

	Arizona – 2.0%
$ 750,000	Arizona Board of Regents, State University System Revenue, Refunding, Series A, 5.000%, 7/01/2024	$938,198
800,000	Scottsdale Municipal Property Corp. Excise Tax Revenue, Water & Sewer Development Project, Prerefunded 07/01/2018@100, Series A, 5.000%, 7/01/2019	875,528

		1,813,726

	California – 4.2%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	304,055
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	467,366
485,000	California School Finance Authority Revenue, Aspire Public Schools Obligated Group, Refunding, 5.000%, 8/01/2027	568,085
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035(b)	828,226
690,000	San Gorgonio Memorial Health Care District, GO, Refunding, 4.000%, 8/01/2016	697,176
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	914,592

		3,779,500

	Colorado – 4.1%
1,000,000	Adams & Weld Counties School District No. 27J Brighton, GO, (State Aid Withholding), 5.000%, 12/01/2028	1,258,200
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033(b)	310,154
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028(b)	460,952
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	487,788
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	644,125
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	506,817

		3,668,036

	Connecticut – 2.4%
2,000,000	State of Connecticut, GO, Refunding, Series B, (AMBAC insured), 5.250%, 6/01/2017	2,104,060

	District of Columbia – 1.0%
800,000	District of Columbia Water & Sewer Authority Public Utility Revenue, Prerefunded 10/01/2018@100, Series A, 5.000%, 10/01/2024	883,056

Principal Amount	Description	Value (†)
Municipals – continued

	Florida – 12.7%
$ 500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	$593,680
1,000,000	Florida Municipal Power Agency, Refunding, Series A, 5.000%, 10/01/2028(c)	1,230,440
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	436,264
1,000,000	Lee County Transportation Facilities Revenue, Refunding, (AGM insured), 5.000%, 10/01/2022	1,203,290
750,000	Miami-Dade County Aviation Revenue, Refunding, Series A, AMT, 5.000%, 10/01/2017	794,452
1,000,000	Miami-Dade County Water & Sewer System Revenue, Refunding, 5.000%, 10/01/2023	1,234,290
1,000,000	Orange County School Board, COP, Refunding, Series B, 5.000%, 8/01/2027(c)	1,249,870
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	481,752
1,000,000	Orlando & Orange County Expressway Authority, Refunding, (AGM insured), 5.000%, 7/01/2024	1,199,120
1,000,000	Osceola County Sales Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033(c)	1,177,820
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	727,314
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	493,084
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025(b)	487,952

		11,309,328

	Georgia – 3.0%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	583,245
1,500,000	Municipal Electric Authority of Georgia Revenue, Project One Subordinated Bonds, Refunding, Series A, 5.000%, 1/01/2032	1,778,460
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	299,920

		2,661,625

	Hawaii – 3.8%
1,500,000	Hawaii, Refunding, Series EZ, 5.000%, 10/01/2025	1,907,970
1,335,000	Honolulu City & County, Prerefunded 4/01/2019@100, Series A, 5.000%, 4/01/2026	1,496,054

		3,404,024

	Illinois – 4.9%
1,000,000	Chicago O’Hare International Airport, Revenue, Series D, 5.000%, 1/01/2026	1,216,150
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028(b)	405,923
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	115,927
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	569,170

Principal Amount	Description	Value (†)
Municipals – continued

	Illinois – continued
$ 2,000,000	Illinois Municipal Electric Agency Power Supply, Prerefunded 2/01/2017@100, Series A, 5.125%, 2/01/2029	$2,074,100

		4,381,270

	Iowa – 0.3%
250,000	City of Carter Lake Local Option Sales Tax Revenue, Prerefunded 06/01/2018@100, 5.500%, 6/01/2038	275,173

	Kansas – 0.9%
720,000	Sedgwick County Unified School District No. 265 Goddard, GO, Refunding, Series B, 4.000%, 10/01/2022(c)	819,014

	Kentucky – 0.3%
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 02/01/2018@100, 6.125%, 2/01/2037	301,752

	Massachusetts – 0.6%
310,000	Massachusetts State Development Finance Agency Revenue, Charles Stark Draper Laboratory, Prerefunded 09/01/2018@100, 5.500%, 9/01/2020	344,091
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	160,039

		504,130

	Minnesota – 0.9%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	258,475
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	312,477
200,000	Northern Municipal Power Agency, Electric System Revenue, Series A, 5.000%, 1/01/2023	240,018

		810,970

	Missouri – 2.6%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	846,503
1,250,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, Series A, 5.000%, 12/01/2034	1,486,713

		2,333,216

	Nebraska – 3.2%
1,000,000	Metropolitan Utilities District of Omaha Revenue, System Improvements, Refunding, 5.000%, 12/01/2022	1,210,310
1,000,000	Nebraska Public Power District Revenue, Prerefunded 1/01/2018@100, Series C, 5.000%, 1/01/2024	1,074,540
500,000	Nebraska Public Power District, General Revenue, Refunding, Series A, 5.000%, 1/01/2028(b)	589,245

		2,874,095

Principal Amount	Description	Value (†)
Municipals – continued

	Nevada – 0.7%
$ 500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	$611,085

	New Jersey – 4.3%
500,000	New Jersey Economic Development Authority, School Facilities, Prerefunded 09/01/2017@100, Series U, (AGM insured), 5.000%, 9/01/2022	530,235
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	323,512
1,500,000	New Jersey State Turnpike Authority Revenue, Series E, 5.000%, 1/01/2032	1,775,880
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032(b)	588,865
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	613,990

		3,832,482

	New Mexico – 3.8%
2,500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Prerefunded 08/01/2018@100, Series A, 6.000%, 8/01/2023	2,791,700
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031(b)	597,840

		3,389,540

	New York – 4.5%
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Fiscal 2016, Series A-1, 5.000%, 8/01/2032	2,411,580
1,025,000	New York City, Fiscal 2015, GO, Refunding, Series A, 5.000%, 8/01/2021	1,216,490
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	363,174

		3,991,244

	Ohio – 3.9%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021(b)	453,288
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023(b)	623,890
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024(b)	590,630
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	588,935
1,000,000	Ohio State Hospital Revenue, University Hospitals Health System, Inc. Obligated Group, Refunding, Series A, 5.000%, 1/15/2027	1,225,360

		3,482,103

	Pennsylvania – 1.3%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	376,215
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	313,523

Principal Amount	Description	Value (†)
Municipals – continued

	Pennsylvania – continued
$ 450,000	Philadelphia Airport Revenue, Refunding, Series D, AMT, 5.000%, 6/15/2016	$453,753

		1,143,491

	Rhode Island – 2.0%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	625,130
1,000,000	Rhode Island Turnpike & Bridge Authority Motor Fuel Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,184,800

		1,809,930

	South Dakota – 0.6%
465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036(b)	489,798

	Tennessee – 1.5%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030(c)	601,675
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	738,744

		1,340,419

	Texas – 9.5%
500,000	City of Dallas, GO, Prerefunded 2/15/2018@100, 5.000%, 2/15/2024	538,810
700,000	City of Denton, GO, Refunding, 5.000%, 2/15/2024(b)	870,457
250,000	Corpus Christi Utility System Revenue, Junior Lien Improvement, 5.000%, 7/15/2021	294,095
250,000	Denton Independent School District, GO, Prerefunded 08/15/2017@100, (PSF-GTD), 5.000%, 8/15/2030	264,148
500,000	Harris County Health Facilities Development Authority Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	581,340
1,000,000	Houston Higher Education Finance Corp. Revenue, Harmony Public School, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2024	1,221,270
1,000,000	Lancaster Independent School District, GO, Refunding, (BAM insured), 5.000%, 2/15/2026	1,245,230
940,000	New Caney Independent School District, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2023	1,150,983
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	417,172
1,275,000	State of Texas, Transportation Commission Mobility Fund, GO, Prerefunded 4/01/2018@100, 5.000%, 4/01/2026	1,380,187
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024(b)	486,488

		8,450,180

Principal Amount	Description	Value (†)
Municipals – continued

	Utah – 1.7%
$ 1,250,000	Metropolitan Water District of Salt Lake & Sandy Water Revenue, Refunding, Series A, 4.000%, 7/01/2016	$1,260,275
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	298,468

		1,558,743

	Washington – 7.8%
1,430,000	Energy Northwest Washington Electric Revenue, Columbia Station, Prerefunded 7/01/2016@100, Series A, (AMBAC insured), 5.000%, 7/01/2024	1,445,330
1,140,000	Grant County Public Utility District No. 2, Refunding, Priest Rapids Hydroelectric Project, Series B, AMT, 5.000%, 1/01/2025	1,387,414
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032(b)	583,180
1,500,000	Pierce County School District No. 10 Tacoma, Refunding, 5.000%, 12/01/2026	1,902,345
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	574,785
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	454,460
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031(b)	597,800

		6,945,314

	Wisconsin – 1.6%
1,000,000	Public Finance Authority Lease Development Revenue, Kansas University Development Corporation, 5.000%, 3/01/2030	1,201,600
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	255,839

		1,457,439

	Total Bonds and Notes (Identified Cost $78,245,303)	80,424,743

Short-Term Investments – 12.8%
11,458,189	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $11,458,199 on 4/01/2016 collateralized by $11,320,000 U.S. Treasury Note, 2.00% due 7/31/2022 valued at $11,687,900 including accrued interest(d) (Identified Cost $11,458,189)	11,458,189

Total Investments – 102.9% (Identified Cost $89,703,492)(a)	91,882,932
Other assets less liabilities – (2.9)%	(2,625,336)

Net Assets – 100.0%	$89,257,596

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $89,703,492 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,194,181
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,741)

Net unrealized appreciation	$2,179,440

At December 31, 2015, the Fund had a short-term capital loss carryforward of $332,683 with no expiration date and a long-term capital loss carryforward of $44,227 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover collateral requirements on open when-issued/delayed delivery securities.

(c)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. The Fund covers its net obligations under outstanding when-issued/delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
COP	Certificate of Participation
GO	General Obligation
PSF-GTD	Permanent School Fund Guarantee Program

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$80,424,743	$—	$80,424,743
Short-Term Investments	—	11,458,189	—	11,458,189

Total	$—	$91,882,932	$—	$91,882,932

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Holdings Summary at March 31, 2016 (Unaudited)

General Obligation	15.1%
Power	13.0
Medical	10.9
School District	9.5
Transportation	8.4
General	8.3
Higher Education	8.2
Water	7.6
Airport	3.9
Education	2.6
Utilities	2.6
Short-Term Investments	12.8

Total Investments	102.9
Other assets less liabilities	(2.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 19.9% of Net Assets

	France – 2.5%
900,000	France Government Bond OAT, 3.500%, 4/25/2020, (EUR)(b)	$1,181,272

	Germany – 2.7%
390,000	Bundesrepublik Deutschland, 1.500%, 2/15/2023, (EUR)(b)	496,049
600,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	778,364

		1,274,413

	Japan – 5.5%
280,000,000	Japan Government Ten Year Bond, 1.000%, 3/20/2022, (JPY)(b)	2,667,296

	Spain – 5.4%
1,850,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	2,619,497

	United Kingdom – 0.6%
200,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)(b)	308,979

	United States – 3.2%
1,495,530	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026	1,563,472

	Total Bonds and Notes (Identified Cost $9,720,019)	9,614,929

Shares
Exchange-Traded Funds – 9.7%

	United States – 9.7%
2,910	iShares® MSCI China ETF(c)	123,704
92,610	iShares® MSCI Emerging Markets ETF(b)(c)	3,171,892
2,500	iShares® MSCI India ETF(c)	67,800
4,025	iShares® MSCI South Korea Capped ETF(b)(c)	212,601
29,600	iShares® MSCI Switzerland Capped ETF(b)(c)	880,008
13,030	iShares® MSCI Taiwan ETF(b)(c)	180,596
700	iShares® MSCI Thailand Capped ETF(b)(c)	47,173

	Total Exchange-Traded Funds (Identified Cost $5,051,097)	4,683,774

Contracts	Description	Value
Purchased Options – 6.1%

	Index Options – 5.7%
128	EURO STOXX 50®, Call expiring April 15, 2016 at 3050(d)	34,327
332	EURO STOXX 50®, Call expiring December 16, 2016 at 3100(d)	458,884
168	EURO STOXX 50®, Call expiring June 17, 2016 at 3200(d)	35,968
505	EURO STOXX 50®, Put expiring December 16, 2016 at 3100(d)	1,846,428

Contracts	Description	Value
Purchased Options – continued

	Index Options – continued
50	S&P 500® Index, Put expiring June 17, 2016 at 2100(d)	374,000

		2,749,607

	Options on Futures Contracts – 0.4%
89	E-mini S&P 500® , Call expiring June 17, 2016 at 2075(d)	173,550

	Total Purchased Options (Identified Cost $2,884,219)	2,923,157

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 50.8%
$ 5,518,131	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $5,518,136 on 4/01/2016 collateralized by $5,540,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $5,630,025 including accrued interest(e)	5,518,131
6,170,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $6,170,005 on 4/01/2016 collateralized by $6,120,000 U.S. Treasury Note, 1.875% due 10/31/2022 valued at $6,295,950 including accrued interest(b)(e)	6,170,000
1,800,000	United Kingdom Treasury Bills, 0.440%, 5/16/2016, (GBP)(b)(f)	2,583,822
10,200,000	U.S. Treasury Bills, 0.285%, 5/19/2016(f)(g)	10,198,215

	Total Short-Term Investments (Identified Cost $24,455,509)	24,470,168

	Total Investments – 86.5% (Identified Cost $42,110,844)(a)	41,692,028
	Other assets less liabilities – 13.5%	6,503,608

	Net Assets – 100.0%	$48,195,636

Contracts	Description	Value
Written Options – (1.2%)

	Index Options – (1.2%)
257	EURO STOXX 50®, Put expiring December 16, 2016 at 2700(d)	$(421,250)
83	S&P 500® Index, Put expiring June 17, 2016 at 1900(d)	(148,985)

	(Premiums Received $629,802)	$(570,235)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Option contracts on foreign indices are priced at the most recent settlement price.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, option and futures contracts of the Fund were fair valued, as follows:

Option contracts*	Percentage of Net Assets	Futures contracts*	Percentage of Net Assets
$2,796,857	5.8%	$46,553	0.1%

*	Certain foreign options contracts and futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those contracts.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2016, the net unrealized depreciation on investments based on a cost of $42,270,323 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$429,667
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,007,962)

Net unrealized depreciation	$(578,295)

At December 31, 2015, late- year ordinary and post-October capital loss deferrals were $1,081,274. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover collateral requirements on open derivative contracts.
(c)	iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in the SeeyondSM Multi-Asset Allocation Fund.
(d)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	Security has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of Rule 144A holdings amounted to $2,619,497 or 5.4% of net assets.
ETF	Exchange-Traded Fund

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200™	6/16/2016	11	$1,066,491	$(9,860)
Australian Dollar	6/13/2016	41	3,136,500	94,095
Canadian Dollar	6/14/2016	19	1,464,330	40,280
E-mini NASDAQ 100	6/17/2016	10	895,250	24,050
E-mini S&P 500®	6/17/2016	135	13,847,625	280,660
EURO STOXX 50®	6/17/2016	182	6,054,528	(35,020)
Euro-BTP	6/08/2016	17	2,720,195	47,587
Euro-Buxl® 30 Year Bond	6/08/2016	3	575,345	13,791
FTSE 100 Index	6/17/2016	14	1,226,191	(1,673)
German Euro Bund	6/08/2016	13	2,415,943	7,396
German Euro Bund, Put options at 160.50*	5/27/2016	15	6,657	(12,460)
Japanese Yen	6/13/2016	41	4,563,300	(12,106)
Nikkei 225™	6/09/2016	7	588,700	6,300
S&P/TSX 60 Index	6/16/2016	4	484,774	2,107
Ultra Long U.S. Treasury Bond	6/21/2016	9	1,552,781	(4,594)

Total				$440,553

At March 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Euro	6/13/2016	31	$4,422,150	$(60,950)
Swiss Franc	6/13/2016	21	2,741,550	(58,800)

Total				$(119,750)

*	Futures on German Euro Bund options are categorized as futures for valuation purposes but carry the risks associated with investments in options.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$9,614,929	$—	$9,614,929
Exchange-Traded Funds*	4,683,774	—	—	4,683,774
Purchased Options
Index Options	374,000	2,375,607	—	2,749,607
Options on Futures Contracts	173,550	—	—	173,550

Total Purchased Options	547,550	2,375,607	—	2,923,157

Short-Term Investments	—	24,470,168	—	24,470,168

Total Investments	5,231,324	36,460,704	—	41,692,028

Futures Contracts (unrealized appreciation)	516,266	—	—	516,266

Total	$5,747,590	$36,460,704	$—	$42,208,294

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(148,985)	$(421,250)	$—	$(570,235)
Futures Contracts (unrealized depreciation)	(148,910)	(46,553)	—	(195,463)

Total	$(297,895)	$(467,803)	$—	$(765,698)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and option contracts.

The Fund seeks to gain exposure to a combination of four asset classes: equity, fixed income, currency and volatility. The Fund pursues its objective by utilizing a variety of listed and other liquid derivative instruments. The Fund’s equity exposure typically will be obtained through investments in broad, equity index listed futures, equity index options, options on futures and exchange-traded funds (“ETFs”). The Fund’s fixed income exposure may consist of, but is not limited to, U.S. and non-U.S. government bonds, listed bond futures, options on futures and fixed income ETFs. The Fund’s currency exposure typically will be obtained through investments in non-dollar denominated investments and futures contracts. The Fund’s exposure to volatility assets will result from both “long” and “short” positions in futures and options, such as futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX”), listed equity index options, options on futures and equity index futures. During the period ended March 31, 2016, the Fund used futures, equity index options and options on futures contracts to gain investment exposure in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of March 31, 2016:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts	Total
Exchange traded/cleared asset derivatives
Interest rate contracts	$—	$68,774	$68,774
Foreign exchange contracts	—	134,375	134,375
Equity contracts	2,923,157	313,117	3,236,274

Total asset derivatives	$2,923,157	$516,266	$3,439,423

Liabilities	Options written at value	Unrealized depreciation on futures contracts	Total
Exchange traded/cleared liability derivatives
Interest rate contracts	$—	$(17,054)	$(17,054)
Foreign exchange contracts	—	(131,856)	(131,856)
Equity contracts	(570, 235)	(46,553)	(616,788)

Total liability derivatives	$(570,235)	$(195,463)	$(765,698)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund as of March 31, 2016:

Maximum Amount of Loss - Gross
$516,266

Industry Summary at March 31, 2016 (Unaudited)

Treasuries	19.9%
Exchange-Traded Funds	9.7
Purchased Options	6.1
Short-Term Investments	50.8

Total Investments	86.5
Other assets less liabilities (including open written options and futures contracts)	13.5

Net Assets	100.0%

Currency Exposure Summary at March 31, 2016 (Unaudited)

United States Dollar	59.5%
Euro	15.5
British Pound	6.0
Japanese Yen	5.5

Total Investments	86.5
Other assets less liabilities (including open written options and futures contracts)	13.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 93.5% of Net Assets

	Auto Components – 1.5%
425,150	Tenneco, Inc.(b)	$21,899,477

	Banks – 5.9%
643,100	Chemical Financial Corp.	22,952,239
2,924,225	Investors Bancorp, Inc.	34,037,979
804,975	PacWest Bancorp	29,904,821

		86,895,039

	Capital Markets – 1.1%
362,550	SEI Investments Co.	15,607,778

	Commercial Services & Supplies – 1.3%
487,725	KAR Auction Services, Inc.	18,601,832

	Communications Equipment – 1.2%
647,425	CommScope Holding Co., Inc.(b)	18,076,106

	Consumer Finance – 2.0%
1,040,200	Synchrony Financial(b)	29,812,132

	Containers & Packaging – 6.0%
293,500	Avery Dennison Corp.	21,164,285
692,750	Crown Holdings, Inc.(b)	34,353,472
334,500	Packaging Corp. of America	20,203,800
304,300	WestRock Co.	11,876,829

		87,598,386

	Diversified Consumer Services – 5.3%
949,550	Grand Canyon Education, Inc.(b)	40,583,767
895,600	H&R Block, Inc.	23,661,752
366,875	ServiceMaster Global Holdings, Inc.(b)	13,823,850

		78,069,369

	Diversified Financial Services – 2.0%
435,575	Nasdaq, Inc.	28,913,469

	Food & Staples Retailing – 2.5%
4,488,850	Rite Aid Corp.(b)	36,584,127

	Health Care Providers & Services – 5.3%
375,500	Amsurg Corp.(b)	28,012,300
520,100	Community Health Systems, Inc.(b)	9,627,051
502,825	HCA Holdings, Inc.(b)	39,245,491

		76,884,842

	Health Care Technology – 1.5%
842,575	IMS Health Holdings, Inc.(b)	22,370,366

	Household Durables – 5.6%
118,950	Harman International Industries, Inc.	10,591,308
804,962	Jarden Corp.(b)	47,452,510

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – continued
494,200	Lennar Corp., Class A	$23,899,512

		81,943,330

	Household Products – 1.7%
230,925	Spectrum Brands Holdings, Inc.	25,235,484

	Insurance – 8.2%
841,650	Arthur J. Gallagher & Co.	37,436,592
796,325	First American Financial Corp.	30,347,946
403,575	Hartford Financial Services Group, Inc. (The)	18,596,736
349,600	Reinsurance Group of America, Inc., Class A	33,649,000

		120,030,274

	Internet & Catalog Retail – 1.1%
308,600	HSN, Inc.	16,142,866

	IT Services – 12.2%
470,475	Broadridge Financial Solutions, Inc.	27,903,872
226,600	CACI International, Inc., Class A(b)	24,178,220
569,725	Fidelity National Information Services, Inc.	36,069,290
2,263,850	First Data Corp., Class A(b)	29,294,219
198,550	Fiserv, Inc.(b)	20,367,259
330,200	Global Payments, Inc.	21,562,060
673,325	Sabre Corp.	19,472,559

		178,847,479

	Life Sciences Tools & Services – 2.4%
1,312,125	VWR Corp.(b)	35,506,102

	Machinery – 4.4%
1,543,050	Milacron Holdings Corp.(b)	25,444,894
127,325	Snap-on, Inc.	19,988,752
172,650	WABCO Holdings, Inc.(b)	18,459,738

		63,893,384

	Metals & Mining – 2.8%
217,975	Carpenter Technology Corp.	7,461,284
2,768,600	Constellium NV, Class A(b)	14,369,034
271,925	Reliance Steel & Aluminum Co.	18,814,491

		40,644,809

	Oil, Gas & Consumable Fuels – 0.6%
308,600	Gulfport Energy Corp.(b)	8,745,724

	Pharmaceuticals – 2.8%
1,275,425	Catalent, Inc.(b)	34,015,585
248,175	Endo International PLC(b)	6,986,126

		41,001,711

	REITs - Diversified – 2.4%
3,036,450	New Residential Investment Corp.	35,313,914

	Road & Rail – 0.9%
1,303,500	Hertz Global Holdings, Inc.(b)	13,725,855

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.6%
1,150,275	Micron Technology, Inc.(b)	$12,043,379
334,500	Skyworks Solutions, Inc.	26,057,550

		38,100,929

	Software – 2.0%
230,925	Check Point Software Technologies Ltd.(b)	20,199,010
606,425	RingCentral, Inc., Class A(b)	9,551,194

		29,750,204

	Specialty Retail – 1.4%
99,275	Signet Jewelers Ltd.	12,313,078
438,100	Tailored Brands, Inc.	7,841,990

		20,155,068

	Technology Hardware, Storage & Peripherals – 1.7%
841,650	NCR Corp.(b)	25,190,585

	Textiles, Apparel & Luxury Goods – 2.9%
543,850	Gildan Activewear, Inc.	16,592,863
263,300	PVH Corp.	26,082,498

		42,675,361

	Trading Companies & Distributors – 2.2%
755,325	HD Supply Holdings, Inc.(b)	24,978,598
123,950	United Rentals, Inc.(b)	7,708,450

		32,687,048

	Total Common Stocks (Identified Cost $1,368,652,312)	1,370,903,050

Closed-End Investment Companies – 2.4%
2,397,300	Ares Capital Corp. (Identified Cost $38,614,936)	35,575,932

Principal Amount
Short-Term Investments – 4.0%
$ 58,408,886	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $58,408,935 on 4/01/2016 collateralized by $58,770,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $59,578,088 including accrued interest(c) (Identified Cost $58,408,886)	58,408,886

Total Investments – 99.9% (Identified Cost $1,465,676,134)(a)	1,464,887,868
Other assets less liabilities – 0.1%	2,143,499

Net Assets – 100.0%	$1,467,031,367

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2016, the net unrealized depreciation on investments based on a cost of $1,465,676,134 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$110,129,510
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(110,917,776)

Net unrealized depreciation	$(788,266)

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,370,903,050	$—	$—	$1,370,903,050
Closed-End Investment Companies	35,575,932	—	—	35,575,932
Short-Term Investments	—	58,408,886	—	58,408,886

Total	$1,406,478,982	$58,408,886	$—	$1,464,887,868

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2016 (Unaudited)

IT Services	12.2%
Insurance	8.2
Containers & Packaging	6.0
Banks	5.9
Household Durables	5.6
Diversified Consumer Services	5.3
Health Care Providers & Services	5.3
Machinery	4.4
Textiles, Apparel & Luxury Goods	2.9
Pharmaceuticals	2.8
Metals & Mining	2.8
Semiconductors & Semiconductor Equipment	2.6
Food & Staples Retailing	2.5
Closed-End Investment Companies	2.4
Life Sciences Tools & Services	2.4
REITs - Diversified	2.4
Trading Companies & Distributors	2.2
Consumer Finance	2.0
Software	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	14.0
Short-Term Investments	4.0

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 23, 2016